OMB APPROVAL
OMB Number: 3235-0578
Expires: April 30, 2013
Estimated average burden hours per response: 5.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-02699
AIM Growth Series (Invesco Growth Series)*

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 12/31
Date of reporting period: 3/31/11

* Funds included are Invesco Balanced-Risk Retirement Now Fund, Invesco Balanced-Risk Retirement 2010 Fund, Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund, Invesco Balanced-Risk Retirement 2050 Fund, Invesco Basic Value Fund, Invesco Conservative Allocation Fund, Invesco Convertible Securities Fund, Invesco Global Equity Fund, Invesco Growth Allocation Fund, Invesco Income Allocation Fund, Invesco International Allocation Fund, Invesco Mid Cap Core Equity Fund, Invesco Moderate Allocation Fund, Invesco Moderate Growth Allocation Fund, Invesco Moderately Conservative Allocation Fund, Invesco Small Cap Growth Fund, Invesco Van Kampen Harbor Fund, Invesco Van Kampen Leaders Fund, Invesco Van Kampen Real Estate Securities Fund and Invesco Van Kampen U.S. Mortgage Fund.

Item 1. Schedule of Investments.

Invesco Balanced-Risk Retirement Now Fund
Invesco Balanced-Risk Retirement 2010 Fund
Invesco Balanced-Risk Retirement 2020 Fund
Invesco Balanced-Risk Retirement 2030 Fund
Invesco Balanced-Risk Retirement 2040 Fund
Invesco Balanced-Risk Retirement 2050 Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	IBRR-QTR-1 03/11	Invesco Advisers, Inc.

Schedule of Investments
March 31, 2011
(Unaudited)
Invesco Balanced-Risk Retirement Now Fund
Schedule of Investments in Affiliated Issuers—99.94%(a)

					Change in
	% of Net	Value	Purchases	Proceeds	Unrealized	Realized	Dividend	Shares	Value
	Assets	12/31/10	at Cost	from Sales	Appreciation	Gain	Income	03/31/11	03/31/11

Asset Allocation Funds—60.14%
Invesco Balanced-Risk Allocation Fund	60.14%	$12,260,799	$—	$(1,300,421)	$14,752	$38,265	$—	978,968	$11,013,395

Money Market Funds—39.80%
Liquid Assets Portfolio	19.90%	4,042,040	526,212	(924,301)	—	—	1,644	3,643,951	3,643,951

Premier Portfolio	19.90%	4,042,040	526,212	(924,301)	—	—	946	3,643,951	3,643,951

Total Money Market Funds		8,084,080	1,052,424	(1,848,602)	—	—	2,590	7,287,902	7,287,902

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $17,791,618)	99.94%	$20,344,879	$1,052,424	$(3,149,023)	$14,752	$38,265	$2,590		$18,301,297

OTHER ASSETS LESS LIABILITIES	0.06%								10,690

NET ASSETS	100.00%								$18,311,987

Invesco Balanced-Risk Retirement 2010 Fund
Schedule of Investments in Affiliated Issuers—100.39%(a)

					Change in
	% of Net	Value	Purchases	Proceeds	Unrealized	Realized	Dividend	Shares	Value
	Assets	12/31/10	at Cost	from Sales	Appreciation	Gain	Income	03/31/11	03/31/11

Asset Allocation Funds—60.36%
Invesco Balanced-Risk Allocation Fund	60.36%	$18,589,184	$—	$(1,190,974)	$59,856	$32,015	$—	1,554,674	$17,490,081

Money Market Funds—40.03%
Liquid Assets Portfolio	20.01%	6,179,899	686,792	(1,067,406)	—	—	2,518	5,799,285	5,799,285

Premier Portfolio	20.02%	6,179,899	686,792	(1,067,405)	—	—	1,451	5,799,286	5,799,286

Total Money Market Funds		12,359,798	1,373,584	(2,134,811)	—	—	3,969	11,598,571	11,598,571

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $28,280,122)	100.39%	$30,948,982	$1,373,584	$(3,325,785)	$59,856	$32,015	$3,969		$29,088,652

OTHER ASSETS LESS LIABILITIES	(0.39)%								(113,643)

NET ASSETS	100.00%								$28,975,009

Invesco Balanced-Risk Retirement 2020 Fund
Schedule of Investments in Affiliated Issuers—100.02%(a)

					Change in
	% of Net	Value	Purchases	Proceeds	Unrealized	Realized	Dividend	Shares	Value
	Assets	12/31/10	at Cost	from Sales	Appreciation	Gain	Income	03/31/11	03/31/11

Asset Allocation Funds—97.10%
Invesco Balanced-Risk Allocation Fund	97.10%	$56,049,417	$576,288	$(3,754,454)	$203,678	$86,266	$—	4,725,440	$53,161,195

Money Market Funds—2.92%
Liquid Assets Portfolio	1.46%	712,115	2,404,366	(2,314,545)	—	—	254	801,936	801,936

Premier Portfolio	1.46%	712,115	2,404,366	(2,314,545)	—	—	148	801,936	801,936

Total Money Market Funds		1,424,230	4,808,732	(4,629,090)	—	—	402	1,603,872	1,603,872

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $52,326,510)	100.02%	$57,473,647	$5,385,020	$(8,383,544)	$203,678	$86,266	$402		$54,765,067

OTHER ASSETS LESS LIABILITIES	(0.02)%								(14,816)

NET ASSETS	100.00%								$54,750,251

Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by having the same investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed.
See accompanying notes which are an integral part of this schedule.
Invesco Balanced-Risk Retirement Funds

Schedule of Investments—(continued)
March 31, 2011
(Unaudited)
Invesco Balanced-Risk Retirement 2030 Fund
Schedule of Investments in Affiliated Issuers—99.54%(a)

					Change in
	% of Net	Value	Purchases	Proceeds	Unrealized	Realized	Dividend	Shares	Value
	Assets	12/31/10	at Cost	from Sales	Appreciation	Gain (Loss)	Income	03/31/11	03/31/11

Asset Allocation Funds—99.00%
Invesco Balanced-Risk Allocation Fund	99.00%	$45,493,908	$1,412,073	$(2,544,654)	$253,965	$(19,761)	$—	3,964,047	$44,595,531

Money Market Funds—0.54%
Liquid Assets Portfolio	0.27%	108,411	1,452,017	(1,436,927)	—	—	47	123,501	123,501

Premier Portfolio	0.27%	108,411	1,452,017	(1,436,927)	—	—	26	123,501	123,501

Total Money Market Funds		216,822	2,904,034	(2,873,854)	—	—	73	247,002	247,002

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $42,773,604)	99.54%	$45,710,730	$4,316,107	$(5,418,508)	$253,965	$(19,761)	$73		$44,842,533

OTHER ASSETS LESS LIABILITIES	0.46%								202,447

NET ASSETS	100.00%								$45,044,980

Invesco Balanced-Risk Retirement 2040 Fund
Schedule of Investments in Affiliated Issuers—99.84%(a)

					Change in
	% of Net	Value	Purchases	Proceeds	Unrealized	Realized	Dividend	Shares	Value
	Assets	12/31/10	at Cost	from Sales	Appreciation	Gain (Loss)	Income	03/31/11	03/31/11

Asset Allocation Funds—99.31%
Invesco Balanced-Risk Allocation Fund	99.31%	$23,444,477	$1,407,642	$(1,995,027)	$111,856	$(374)	$—	2,041,651	$22,968,574

Money Market Funds—0.53%
Liquid Assets Portfolio	0.26%	217,331	1,088,899	(1,245,059)	—	—	30	61,171	61,171

Premier Portfolio	0.27%	217,331	1,088,899	(1,245,058)	—	—	18	61,172	61,172

Total Money Market Funds		434,662	2,177,798	(2,490,117)	—	—	48	122,343	122,343

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $22,052,910)	99.84%	$23,879,139	$3,585,440	$(4,485,144)	$111,856	$(374)	$48		$23,090,917

OTHER ASSETS LESS LIABILITIES	0.16%								38,135

NET ASSETS	100.00%								$23,129,052

Invesco Balance-Risk Retirement 2050 Fund
Schedule of Investments in Affiliated Issuers—99.96%(a)

					Change in
	% of Net	Value	Purchases	Proceeds	Unrealized	Realized	Dividend	Shares	Value
	Assets	12/31/10	at Cost	from Sales	Appreciation	Gain	Income	03/31/11	03/31/11

Asset Allocation Funds—99.96%
Invesco Balanced-Risk Allocation Fund	99.96%	$9,120,221	$668,265	$(896,088)	$46,335	$1,370	$—	794,676	$8,940,103

Money Market Funds—0.00%
Liquid Assets Portfolio	0.00%	19,365	544,730	(564,095)	—	—	13	—	—

Premier Portfolio	0.00%	19,365	544,730	(564,095)	—	—	7	—	—

Total Money Market Funds		38,730	1,089,460	(1,128,190)	—	—	20	—	—

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $8,534,347)	99.96%	$9,158,951	$1,757,725	$(2,024,278)	$46,335	$1,370	$20	794,676	$8,940,103

OTHER ASSETS LESS LIABILITIES	0.04%								3,455

NET ASSETS	100.00%								$8,943,558

Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by having the same investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed.
See accompanying notes which are an integral part of this schedule.
Invesco Balanced-Risk Retirement Funds

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities are valued in accordance with valuation policy of such fund. The policies of underlying funds affiliated with the funds as a result of having the same investment advisor are set forth below.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including
Invesco Balanced-Risk Retirement Funds

A.	Security Valuations — (continued)

exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
               The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
               During the three months ended March 31, 2011, there were no significant transfers between investment levels.
Invesco Balanced-Risk Retirement Funds

NOTE 2 — Additional Valuation Information — (continued)

	Equity Securities
Fund Name	Level 1	Level 2	Level 3	Total
Invesco Balanced-Risk Retirement Now Fund	$18,301,297	$—	$—	$18,301,297
Invesco Balanced-Risk Retirement 2010 Fund	29,088,652	—	—	29,088,652
Invesco Balanced-Risk Retirement 2020 Fund	54,765,067	—	—	54,765,067
Invesco Balanced-Risk Retirement 2030 Fund	44,842,533	—	—	44,842,533
Invesco Balanced-Risk Retirement 2040 Fund	23,090,917	—	—	23,090,917
Invesco Balanced-Risk Retirement 2050 Fund	8,940,103	—	—	8,940,103
NOTE 3 — Investment Securities
The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	For the three months		At March 31, 2011
	ended March 31, 2011*		Federal Tax	Unrealized	Unrealized	Net Unrealized
	Purchases	Sales	Cost**	Appreciation	(Depreciation)	Appreciation
Invesco Balanced-Risk Retirement Now Fund	$—	$1,300,421	$17,796,179	$505,118	$—	$505,118
Invesco Balanced-Risk Retirement 2010 Fund	—	1,190,974	28,281,370	807,282	—	807,282
Invesco Balanced-Risk Retirement 2020 Fund	576,288	3,754,454	52,369,139	2,395,928	—	2,395,928
Invesco Balanced-Risk Retirement 2030 Fund	1,412,073	2,544,654	42,805,277	2,037,256	—	2,037,256
Invesco Balanced-Risk Retirement 2040 Fund	1,407,642	1,995,027	22,102,370	988,547	—	988,547
Invesco Balanced-Risk Retirement 2050 Fund	668,265	896,088	8,557,434	382,669	—	382,669

*	Excludes U.S. Treasury obligations and money market funds, if any.

**	Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
NOTE 4 — Significant Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco Balanced-Risk Retirement Now Fund (the “Fund”) would acquire all of the assets and liabilities of Invesco Balanced-Risk Retirement 2010 Fund (the “Target Fund”) in exchange for shares of the Fund. The Agreement does not require approval of the Target Fund’s shareholders and, therefore, on June 6, 2011, your shares of the Target Fund will be converted automatically at their net asset value into shares of the corresponding class of the Acquiring Fund.
Invesco Balanced-Risk Retirement Funds

Invesco Basic Value Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	BVA-QTR-1 03/11	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—98.54%

Advertising—5.58%
Omnicom Group, Inc.	1,280,021	$62,797,830

Aerospace & Defense—2.85%
Honeywell International, Inc.	537,274	32,080,631

Apparel Retail—1.48%
TJX Cos., Inc. (The)	335,551	16,686,951

Asset Management & Custody Banks—2.17%
Bank of New York Mellon Corp. (The)	817,744	24,426,013

Automobile Manufacturers—1.66%
Renault S.A. (France)	337,772	18,672,398

Brewers—3.57%
Molson Coors Brewing Co., Class B	856,273	40,150,641

Cable & Satellite—7.69%
Comcast Corp., Class A	1,626,515	40,207,451
Time Warner Cable Inc.	648,544	46,267,129

		86,474,580

Computer Hardware—6.14%
Apple, Inc. (b)	53,000	18,467,850
Dell, Inc. (b)	1,120,824	16,263,156
Hewlett-Packard Co.	838,291	34,344,783

		69,075,789

Data Processing & Outsourced Services—1.01%
Western Union Co.	547,294	11,367,296

Department Stores—2.42%
Macy’s, Inc.	1,121,039	27,196,406

Diversified Banks—4.55%
U.S. Bancorp	640,968	16,940,784
Wells Fargo & Co.	1,079,095	34,207,312

		51,148,096

General Merchandise Stores—1.56%
Target Corp.	351,820	17,594,518

Household Products—2.50%
Procter & Gamble Co. (The)	457,124	28,158,838

Hypermarkets & Super Centers—3.15%
Wal-Mart Stores, Inc.	681,642	35,479,466

Industrial Conglomerates—1.67%
General Electric Co.	933,861	18,723,913

Industrial Machinery—1.41%
Illinois Tool Works, Inc.	294,927	15,843,478

Integrated Oil & Gas—12.59%
Chevron Corp.	409,211	43,961,538
Exxon Mobil Corp.	276,903	23,295,849
Petroleo Brasileiro S.A. — ADR (Brazil)	654,831	26,474,817
Royal Dutch Shell PLC — ADR (United Kingdom)	658,365	47,968,474

		141,700,678

Investment Banking & Brokerage—3.18%
Goldman Sachs Group, Inc. (The)	107,366	17,014,290
Morgan Stanley	687,021	18,769,414

		35,783,704

Life & Health Insurance—3.46%
MetLife, Inc.	441,388	19,743,286
Torchmark Corp.	288,690	19,192,111

		38,935,397

Managed Health Care—1.96%
UnitedHealth Group, Inc.	486,971	22,011,089

Oil & Gas Drilling—1.45%
Noble Corp.	358,024	16,333,055

Other Diversified Financial Services—7.46%
Bank of America Corp.	2,315,672	30,867,908
JPMorgan Chase & Co.	1,151,946	53,104,710

		83,972,618

Pharmaceuticals—4.29%
Bristol-Myers Squibb Co.	777,493	20,549,140
Pfizer, Inc.	1,363,033	27,683,200

		48,232,340

Property & Casualty Insurance—11.69%
Allied World Assurance Co. Holdings Ltd. (Switzerland)	303,351	19,017,074
Aspen Insurance Holdings Ltd.	827,061	22,793,801
Chubb Corp. (The)	907,641	55,647,470
Travelers Cos., Inc. (The)	573,497	34,111,602

		131,569,947

Steel—1.33%
POSCO — ADR (South Korea)	131,343	15,011,192

Wireless Telecommunication Services—1.72%
Vodafone Group PLC — ADR (United Kingdom)	671,248	19,298,380

See accompanying notes which are an integral part of this schedule.
Invesco Basic Value Fund

	Shares	Value

Total Common Stocks & Other Equity Interests (Cost $875,878,738)		$1,108,725,244

Money Market Funds—1.80%
Liquid Assets Portfolio — Institutional Class (c)	10,159,770	10,159,770

Premier Portfolio — Institutional Class (c)	10,159,770	10,159,770

Total Money Market Funds (Cost $20,319,540)		20,319,540

TOTAL INVESTMENTS—100.34% (Cost $896,198,278)		1,129,044,784

OTHER ASSETS LESS LIABILITIES—(0.34)%		(3,850,872)

NET ASSETS—100.00%		$1,125,193,912

Investment Abbreviations:
ADR — American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Basic Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Basic Value Fund

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the
Invesco Basic Value Fund

value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
               The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
               During the three months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,129,044,784	$—	$—	$1,129,044,784
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2011 was $51,901,858 and $131,946,493, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$228,965,182
Aggregate unrealized (depreciation) of investment securities	(10,770,113)

Net unrealized appreciation of investment securities	$218,195,069

Cost of investments for tax purposes is $910,849,715.
NOTE 4 — Significant Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Van Kampen Value Opportunities Fund (the “Acquiring Fund”).
     The Fund’s shareholders approved the Agreement on April 14 2011 and the reorganization was consummated on May 23, 2011. Upon closing of the reorganization, shareholders of the Fund received a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund liquidated and ceased operations.
Invesco Basic Value Fund

Invesco Convertible Securities Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	MS-CSEC-QTR-1 03/11	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2011
(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds & Notes—73.94%

Advertising—0.89%
Interpublic Group of Cos., Inc. (The), Sr. Unsec. Conv. Global Notes,
4.25%, 03/15/12(b)	$1,790,000	$2,054,025
4.75%, 03/15/13(b)	1,200,000	1,519,500

		3,573,525

Aerospace & Defense—0.28%
AAR Corp., Sr. Unsec. Conv. Notes, 1.75%, 02/01/13(b)	1,000,000	1,128,750

Agricultural Products—0.73%
Archer-Daniels-Midland Co., Sr. Unsec. Conv. Notes, 0.88%, 02/15/14	2,625,000	2,933,438

Airlines—0.40%
AMR Corp., Sr. Unsec. Gtd. Conv. Notes, 6.25%, 10/15/14	1,500,000	1,586,250

Alternative Carriers—1.09%
Level 3 Communications Inc., Sr. Unsec. Conv. Notes, 6.50%, 10/01/16	378,000	555,188
TW Telecom Inc., Sr. Unsec. Conv. Deb., 2.38%, 04/01/13(b)	3,190,000	3,808,062

		4,363,250

Aluminum—0.46%
Kaiser Aluminum Corp., Sr. Conv. Notes, 4.50%, 04/01/15(c)	1,500,000	1,857,150

Apparel Retail—0.21%
Charming Shoppes Inc., Sr. Unsec. Conv. Notes, 1.13%, 05/01/14	967,000	838,873

Application Software—1.20%
Cadence Design Systems Inc., Sr. Conv. Notes, 2.63%, 06/01/15(c)	616,000	882,420
Concur Technologies Inc., Sr. Unsec. Conv. Notes, 2.50%, 04/15/15(c)	1,080,000	1,345,950
Mentor Graphics Corp., Conv. Sub. Deb., 4.00%, 04/01/18(b)(c)	1,026,000	1,054,431
Nuance Communications Inc., Sr. Unsec. Conv. Global Deb., 2.75%, 08/15/14(b)	827,000	1,040,986
Salesforce.com Inc., Sr. Unsec. Conv. Notes, 0.75%, 01/15/15(c)	287,000	480,725

		4,804,512

Asset Management & Custody Banks—1.95%
Affiliated Managers Group, Inc., Sr. Unsec. Conv. Notes, 3.95%, 08/15/13(b)	2,714,000	3,199,128
Ares Capital Corp., Sr. Unsec. Conv. Notes, 5.75%, 02/01/16(c)	3,490,000	3,738,662
Janus Capital Group, Inc., Sr. Unsec. Conv. Notes, 3.25%, 07/15/14	710,000	855,550

		7,793,340

Auto Parts & Equipment—0.26%
Borg Warner Automotive, Inc., Sr. Unsec. Conv. Notes, 3.50%, 04/15/12	428,000	1,048,600

Automobile Manufacturers—0.37%
Ford Motor Co., Sr. Unsec. Conv. Notes, 4.25%, 11/15/16	813,000	1,477,628

Automotive Retail—0.38%
Sonic Automotive Inc., Sr. Unsec. Conv. Notes, 5.00%, 10/01/14(b)	1,147,000	1,512,606

Biotechnology—4.88%
Alexion Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 1.38%, 02/01/12	230,000	1,443,250
BioMarin Pharmaceutical Inc., Sr. Sub. Conv. Notes, 1.88%, 04/23/17	762,000	1,035,367
Cephalon, Inc., Sr. Unsec. Conv. Sub. Notes, 2.50%, 05/01/14	1,805,000	2,163,744
Dendreon Corp., Sr. Unsec. Conv. Notes, 2.88%, 01/15/16	3,700,000	3,912,750
Gilead Sciences, Inc., Sr. Conv. Notes, 1.63%, 05/01/16(c)	4,095,000	4,760,437
Incyte Corp. Ltd., Sr. Unsec. Conv. Notes, 4.75%, 10/01/15	485,000	973,638
Isis Pharmaceuticals Inc., Unsec. Conv. Sub. Notes, 2.63%, 02/15/14(b)	283,000	274,156
Onyx Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 4.00%, 08/15/16	755,000	888,069
Theravance Inc., Unsec. Conv. Sub. Notes, 3.00%, 01/15/15	860,000	983,625
Vertex Pharmaceuticals Inc., Sr. Unsec. Conv. Sub. Notes, 3.35%, 10/01/15	2,550,000	3,111,000

		19,546,036

See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

	Principal
	Amount	Value

Brewers—0.35%
Molson Coors Brewing Co., Sr. Unsec. Gtd. Conv. Notes, 2.50%, 07/30/13	$1,200,000	$1,399,500

Broadcasting—0.42%
Central European Media Enterprises Ltd., Sr. Sec. Gtd. Conv. Bonds, 3.50%, 03/15/13(c)	1,750,000	1,680,000

Cable & Satellite—0.85%
Virgin Media Inc., Sr. Unsec. Conv. Global Notes, 6.50%, 11/15/16	1,550,000	2,633,063
XM Satellite Radio Inc., Sr. Unsec. Gtd. Conv. Sub. Notes, 7.00%, 12/01/14(c)	590,000	784,700

		3,417,763

Casinos & Gaming—1.21%
International Game Technology, Sr. Unsec. Conv. Notes, 3.25%, 05/01/14	1,132,000	1,304,630
MGM Resorts International, Sr. Unsec. Gtd. Conv. Pfd. Notes, 4.25%, 04/15/15	3,350,000	3,546,812

		4,851,442

Coal & Consumable Fuels—3.13%
Alpha Natural Resources Inc., Sr. Unsec. Conv. Notes, 2.38%, 04/15/15	794,000	1,083,810
James River Coal Co., Sr. Unsec. Conv. Notes, 3.13%, 03/15/18(c)	2,680,000	2,834,502
Massey Energy Co., Sr. Unsec. Gtd. Conv. Notes, 3.25%, 08/01/15	3,450,000	3,920,062
Peabody Energy Corp., Jr. Unsec. Conv. Sub. Deb., 4.75%, 12/15/41	3,534,000	4,700,220

		12,538,594

Communications Equipment—1.31%
Arris Group Inc., Sr. Unsec. Conv. Notes, 2.00%, 11/15/13(b)	1,050,000	1,137,937
Ciena Corp., Sr. Unsec. Conv. Notes, 4.00%, 03/15/15(c)	1,605,000	2,359,350
Ixia, Sr. Conv. Notes, 3.00%, 12/15/15(c)	360,000	398,250
Powerwave Technologies Inc., Unsec. Conv. Sub. Global Notes, 3.88%, 10/01/14(b)	1,400,000	1,354,500

		5,250,037

Computer Storage & Peripherals—2.38%
EMC Corp.,
Series A, Sr. Unsec. Conv. Notes, 1.75%, 12/01/11	850,000	1,411,000
Series B, Sr. Unsec. Conv. Notes, 1.75%, 12/01/13	1,445,000	2,470,950
NetApp Inc., Sr. Unsec. Conv. Notes, 1.75%, 06/01/13	655,000	1,042,269
Quantum Corp., Sr. Unsec. Conv. Sub. Notes, 3.50%, 11/15/15(c)	2,147,000	2,114,795
SanDisk Corp., Sr. Unsec. Conv. Notes, 1.50%, 08/15/17	2,200,000	2,502,500

		9,541,514

Construction & Farm Machinery & Heavy Trucks—1.45%
ArvinMeritor Inc., Sr. Unsec. Gtd. Conv. Notes, 4.63%, 03/01/16(b) (d)	1,850,000	2,088,187
Greenbrier Cos Inc., Sr. Unsec. Conv. Notes, 3.50%, 04/01/18(c)	1,000,000	1,041,200
Terex Corp., Sr. Unsec. Conv. Sub. Notes, 4.00%, 06/01/15	400,000	955,000
Titan International Inc., Sr. Gtd. Conv. Sub. Notes, 5.63%, 01/15/17(c)	610,000	1,714,863

		5,799,250

Construction Materials—0.66%
Cemex S.A.B. de C.V. (Mexico), Unsec. Conv. Sub. Notes,
4.88%, 03/15/15	1,640,000	1,681,000
3.25%, 03/15/16(c)	945,000	974,531

		2,655,531

Data Processing & Outsourced Services—1.12%
Alliance Data Systems Corp., Sr. Unsec. Conv. Notes, 1.75%, 08/01/13	3,715,000	4,490,506

Department Stores—0.36%
Saks Inc., Sr. Unsec. Gtd. Conv. Notes, 2.00%, 03/15/14(b)	1,355,000	1,439,688

Electrical Components & Equipment—0.92%
EnerSys, Sr. Unsec. Conv. Notes, 3.38%, 06/01/15(b)(d)	1,983,000	2,476,271
General Cable Corp., Unsec. Conv. Sub. Global Notes, 4.50%, 11/15/29(e)	860,000	1,205,075

		3,681,346

Electronic Manufacturing Services—0.58%
TTM Technologies Inc., Sr. Unsec. Conv. Notes, 3.25%, 05/15/15	1,690,000	2,327,975

See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

	Principal
	Amount	Value

Footwear—0.19%
Iconix Brand Group Inc., Sr. Conv. Sub. Notes, 1.88%, 06/30/12	$750,000	$762,188

Gold—0.18%
Newmont Mining Corp., Sr. Unsec. Gtd. Conv. Notes, 3.00%, 02/15/12	570,000	701,100

Health Care Equipment—3.47%
HeartWare International Inc., Sr. Unsec. Conv. Notes, 3.50%, 12/15/17	1,100,000	1,244,375
Hologic Inc., Sr. Unsec. Conv. Notes, 2.00%, 12/15/16(b)(d)	1,900,000	2,320,375
Insulet Corp., Sr. Unsec. Conv. Global Notes, 5.38%, 06/15/13	585,000	707,119
Kinetic Concepts Inc., Sr. Unsec. Gtd. Conv. Notes, 3.25%, 04/15/15(c)	2,539,000	3,170,576
NuVasive Inc., Sr. Unsec. Conv. Notes, 2.25%, 03/15/13	1,175,000	1,158,844
Teleflex Inc., Sr. Unsec. Conv. Sub. Notes, 3.88%, 08/01/17	2,680,000	3,031,750
Volcano Corp., Sr. Unsec. Conv. Notes, 2.88%, 09/01/15	2,010,000	2,246,175

		13,879,214

Health Care Facilities—0.29%
Lifepoint Hospitals Inc., Sr. Unsec. Conv. Sub. Notes, 3.50%, 05/15/14	1,100,000	1,177,000

Health Care Services—1.57%
Chemed Corp., Sr. Unsec. Gtd. Conv. Notes, 1.88%, 05/15/14	4,091,000	4,290,436
Omnicare Inc., Sr. Conv. Sub. Notes, 3.75%, 12/15/25	1,541,000	1,993,669

		6,284,105

Homebuilding—1.30%
DR Horton Inc., Sr. Unsec. Gtd. Conv. Notes, 2.00%, 05/15/14	2,000,000	2,270,540
Lennar Corp., Sr. Conv. Notes, 2.75%, 12/15/15(b)(c)	2,690,000	2,935,462

		5,206,002

Hotels, Resorts & Cruise Lines—1.07%
Gaylord Entertainment Co., Sr. Gtd. Conv. Notes, 3.75%, 10/01/14(c)	1,270,000	1,814,512
Home Inns & Hotels Management Inc., Sr. Conv. Notes, 2.00%, 12/15/15(c)	2,420,000	2,480,500

		4,295,012

Industrial Machinery—0.44%
Altra Holdings Inc., Sr. Unsec. Gtd. Conv. Notes, 2.75%, 03/01/18(b)(c)	1,600,000	1,744,000

Industrial REIT’s—0.47%
ProLogis, Sr. Unsec. Conv. Notes, 3.25%, 03/15/15	1,600,000	1,886,000

Internet Retail—0.45%
priceline.com, Inc., Sr. Unsec. Conv. Notes, 1.25%, 03/15/15(c)	1,020,000	1,800,300

Internet Software & Services—3.83%
Digital River, Inc., Sr. Unsec. Conv. Notes, 2.00%, 11/01/15(b)(c)	3,650,000	3,823,375
Equinix Inc., Unsec. Conv. Sub. Notes, 3.00%, 10/15/14	3,250,000	3,526,250
GSI Commerce Inc., Sr. Unsec. Conv. Notes, 2.50%, 06/01/14(b)	1,650,000	1,864,500
RightNow Technologies, Inc., Sr. Unsec. Conv. Notes, 2.50%, 11/15/15(b)(c)	2,094,000	2,544,210
VeriSign Inc., Jr. Unsec. Conv. Sub. Global Notes, 3.25%, 08/15/37	2,950,000	3,569,500

		15,327,835

Investment Banking & Brokerage—2.18%
Jefferies Group, Inc., Sr. Unsec. Conv. Notes, 3.88%, 11/01/17(b)	1,324,000	1,381,925
Knight Capital Group Inc., Sr. Conv. Sub. Notes, 3.50%, 03/15/15	3,000,000	2,962,500
MF Global Holdings Ltd.,
Sr. Unsec. Conv. Notes, 1.88%, 02/01/16	2,760,000	2,846,250
Sr. Unsec. Conv. Notes, 9.00%, 07/01/13(b)	1,300,000	1,558,375

		8,749,050

IT Consulting & Other Services—0.24%
CACI International Inc., Sr. Unsec. Sub. Conv. Notes, 2.13%, 05/01/14	750,000	943,125

Life & Health Insurance—0.49%
American Equity Investment Life Holding Co., Sr. Unsec. Conv. Notes, 3.50%, 09/15/15(c)	1,605,000	1,958,100

Life Sciences Tools & Services—0.71%
Life Technologies Corp., Sr. Unsec. Conv. Notes, 1.50%, 02/15/12(b)	2,440,000	2,842,600

Managed Health Care—0.41%
AMERIGROUP Corp., Sr. Unsec. Conv. Global Notes, 2.00%, 05/15/12	1,070,000	1,647,800

See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

	Principal
	Amount	Value

Marine—0.14%
DryShips, Inc., Sr. Unsec. Conv. Notes, 5.00%, 12/01/14	$550,000	$553,438

Metal & Glass Containers—0.44%
Owens-Brockway Glass Container Inc., Sr. Unsec. Gtd. Conv. Notes, 3.00%, 06/01/15(c)	1,710,000	1,742,063

Mortgage REIT’s—0.99%
Annaly Capital Management Inc., Sr. Unsec. Conv. Notes, 4.00%, 02/15/15	3,400,000	3,965,250

Movies & Entertainment—0.18%
Liberty Media LLC, Sr. Unsec. Conv. Notes, 3.13%, 03/30/13(b)	600,000	715,500

Office REIT’s—0.96%
SL Green Operating Partnership L.P., Sr. Unsec. Gtd. Conv. Notes, 3.00%, 10/15/17(c)	3,500,000	3,850,000

Oil & Gas Drilling—0.86%
Transocean Inc. (Cayman Islands), Sr. Unsec. Gtd. Conv. Notes, 1.50%, 12/14/12(b)	3,500,000	3,425,625

Oil & Gas Equipment & Services—1.12%
Cameron International Corp., Sr. Unsec. Conv. Global Notes, 2.50%, 06/15/11(b)	2,006,000	3,247,212
SESI LLC, Sr. Unsec. Gtd. Conv. Global Notes, 1.25%, 12/15/11(b)(e)	1,145,000	1,219,425

		4,466,637

Oil & Gas Exploration & Production—5.00%
BPZ Resources Inc., Sr. Unsec. Conv. Global Notes, 6.50%, 03/01/15	2,000,000	2,320,000
Chesapeake Energy Corp., Sr. Unsec. Gtd. Conv. Notes,
2.75%, 11/15/15(b)	4,290,000	5,019,300
2.50%, 05/15/17(b)	4,576,000	4,993,560
Goodrich Petroleum Corp., Sr. Unsec. Conv. Notes, 5.00%, 10/01/14(b)	4,600,000	4,692,000
SM Energy Co., Sr. Unsec. Conv. Global Notes, 3.50%, 04/01/12(b)	2,100,000	3,016,125

		20,040,985

Packaged Foods & Meats—0.66%
Smithfield Foods Inc., Sr. Unsec. Conv. Notes, 4.00%, 06/30/13	2,100,000	2,651,250

Pharmaceuticals—2.90%
Endo Pharmaceuticals Holdings Inc., Sr. Unsec. Sub. Conv. Notes, 1.75%, 04/15/15	1,100,000	1,553,750
Mylan Labs Inc., Sr. Unsec. Gtd. Conv. Notes, 1.25%, 03/15/12	2,450,000	2,710,313
Nektar Therapeutics, Unsec. Sub. Conv. Notes, 3.25%, 09/28/12	1,200,000	1,215,000
Salix Pharmaceuticals Ltd., Sr. Unsec. Conv. Notes, 2.75%, 05/15/15	3,250,000	3,514,063
Viropharma Inc., Sr. Unsec. Conv. Notes, 2.00%, 03/15/17	2,050,000	2,613,750

		11,606,876

Regional Banks—0.62%
CapitalSource Inc., Sr. Unsec. Sub. Gtd. Conv. Notes, 7.25%, 07/15/12(b)	2,400,000	2,496,000

Semiconductor Equipment—0.73%
Photronics Inc., Sr. Conv. Notes, 3.25%, 04/01/16(c)	2,561,000	2,932,140

Semiconductors—4.50%
Advanced Micro Devices, Inc., Sr. Unsec. Conv. Global Notes, 6.00%, 05/01/15	386,000	399,993
Intel Corp.,
Jr. Unsec. Conv. Sub. Deb., 2.95%, 12/15/35	676,000	698,815
Jr. Unsec. Sub. Conv. Deb., 2.95%, 12/15/35(c)	550,000	568,563
Linear Technology Corp. -Class A, Sr. Unsec. Conv. Global Notes, 3.00%, 05/01/14(b)	1,900,000	2,049,625
Micron Technology, Inc., Sr. Unsec. Conv. Notes, 1.88%, 06/01/14	3,310,000	3,616,175
ON Semiconductor Corp., Sr. Unsec. Gtd. Conv. Sub. Notes,
2.63%, 12/15/13(b)	1,250,000	1,478,125
2.63%, 12/15/13(b)(c)	1,000,000	1,182,500
SunPower Corp., Sr. Unsec. Conv. Notes, 4.75%, 04/15/14	3,465,000	3,612,262
Suntech Power Holdings Co., Ltd. (Cayman Islands), Sr. Unsec. Conv. Global Notes, 3.00%, 03/15/13	1,810,000	1,671,987
Xilinx Inc., Sr. Conv. Notes, 2.63%, 06/15/17(c)	2,170,000	2,734,200

		18,012,245

Specialized Consumer Services—0.12%
Sotheby’s, Sr. Unsec. Gtd. Conv. Global Notes, 3.13%, 06/15/13	300,000	494,625

Specialty Properties—0.72%
Rayonier TRS Holdings Inc., St. Gtd. Conv. Notes, 4.50%, 08/15/15(c)	2,131,000	2,882,178

See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

	Principal
	Amount	Value

Steel—2.05%
Allegheny Technologies Inc., Sr. Unsec. Conv. Notes, 4.25%, 06/01/14	$826,000	$1,456,857
ArcelorMittal, Sr. Unsec. Conv. Notes, 5.00%, 05/15/14	2,000,000	2,910,000
Steel Dynamics Inc., Sr. Unsec. Gtd. Conv. Notes, 5.13%, 06/15/14	3,000,000	3,855,000

		8,221,857

Systems Software—2.02%
Microsoft Corp., Sr. Unsec. Conv. Notes, 0%, 06/15/13(c)(f)	1,750,000	1,835,313
Rovi Corp., Sr. Unsec. Conv. Notes, 2.63%, 02/20/15(b)	1,720,000	2,285,450
Symantec Corp.-Class B, Sr. Unsec. Conv. Global Notes, 1.00%, 06/15/13	2,750,000	3,330,937
TeleCommunication Systems Inc., Sr. Unsec. Conv. Notes, 4.50%, 11/01/14(c)	669,000	633,041

		8,084,741

Technology Distributors—0.90%
Anixter International Inc., Sr. Unsec. Conv. Global Notes, 1.00%, 02/15/13	1,625,000	2,047,500
SYNNEX Corp., Sr. Conv. Notes, 4.00%, 05/15/13(b)	1,210,000	1,563,925

		3,611,425

Trading Companies & Distributors—0.90%
Kaman Corp., Sr. Unsec. Conv. Notes, 3.25%, 11/15/17(c)	842,000	1,038,817
United Rentals Inc., Sr. Unsec. Conv. Notes, 4.00%, 11/15/15	823,000	2,552,329

		3,591,146

Trucking—0.87%
Avis Budget Group Inc., Sr. Conv. Notes, 3.50%, 10/01/14	2,645,000	3,498,012

Wireless Telecommunication Services—2.13%
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Unsec. Gtd. Conv. Notes, 8.25%, 12/01/17(b)(c)	2,700,000	2,986,875
Leap Wireless International Inc., Sr. Unsec. Conv. Global Notes, 4.50%, 07/15/14	1,600,000	1,552,000
SBA Communications Corp., Sr. Unsec. Conv. Notes, 1.88%, 05/01/13	3,490,000	3,996,050

		8,534,925

Total U.S. Dollar Denominated Bonds & Notes (Cost $272,410,601)		296,117,453

	Shares	Value

Preferred Stocks—17.93%

Agricultural Products—0.89%
Nielsen Holdings N.V., 6.25% Pfd. (Netherlands)	62,570	$3,574,311

Asset Management & Custody Banks—0.19%
AMG Capital Trust II, 5.15% Pfd.	17,000	750,125

Automobile Manufacturers—0.61%
General Motors Co., Series B, 4.75% Pfd.	50,900	2,453,380

Diversified Banks—1.43%
Wells Fargo & Co., Series L, 7.50% Pfd.	5,525	5,719,480

Diversified Capital Markets—0.51%
UBS AG (Switzerland), 9.38% Pfd.	71,800	2,046,300

Diversified Metals & Mining—0.81%
Molycorp, Inc., Series A, 5.50% Pfd.	28,700	3,230,759

Electric Utilities—1.75%
NextEra Energy, Inc., 8.38% Pfd.	57,900	2,982,718
PPL Corp., 9.50% Pfd.	75,300	4,008,972

		6,991,690

Health Care Facilities—0.63%
HealthSouth Corp., Series A, 6.50% Pfd.	2,370	2,497,980

Health Care Services—0.27%
Omnicare Capital Trust II, Series B, 4.00% Pfd.	24,300	1,093,500

Household Appliances—0.78%
Stanley Black & Decker , 4.75% Pfd.	26,100	3,125,214

Integrated Telecommunication Services—0.73%
Lucent Technologies Capital Trust I, 7.75% Pfd.	3,000	2,933,250

IT Consulting & Other Services—0.48%
Unisys Corp., Series A, 6.25% Pfd.	21,500	1,935,000

Life & Health Insurance—0.96%
MetLife Inc., 5.00% Pfd.	45,427	3,854,481

Multi-Line Insurance—0.92%
Hartford Financial Services Group Inc., Series F, 7.25% Pfd.	141,840	3,699,187

Oil & Gas Exploration & Production—1.20%
Apache Corp., Series D, 6.00% Pfd.	67,700	4,797,222

See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

	Shares	Value

Other Diversified Financial Services—2.39%
Bank of America Corp., Series L, 7.25% Pfd.	5,600	$5,661,544
Citigroup Inc., 7.50% Pfd.	31,000	3,921,500

		9,583,044

Packaged Foods & Meats—0.30%
2009 Dole Food Automatic Common Exchange Security Trust, 7.00% Pfd. (c)	93,400	1,212,743

Regional Banks—2.10%
KeyCorp, Series A, 7.75% Pfd.	18,000	2,023,200
Synovus Financial Corp., 8.25% Pfd.	107,200	2,476,320
Wintrust Financial Corp., 7.50% Pfd.	66,500	3,924,830

		8,424,350

Trucking—0.61%
2010 Swift Mandatory Common Exchange Security Trust , 6.00% Pfd.(c)	172,700	2,446,296

Wireless Telecommunication Services—0.37%
Crown Castle International Corp., 6.25% Pfd.	24,000	1,461,000

Total Preferred Stocks (Cost $68,106,992)		71,829,312

Principal
Amount

Non-U.S. Dollar Denominated Bonds & Notes—0.77%

Netherlands—0.77%
Lukoil International Finance BV, Sr. Unsec. Gtd. Conv. Bonds, 2.63%, 06/16/15 (Cost $2,920,350)(g)	EUR	2,500,000	3,080,625

	Shares

Common Stocks—0.73%

Oil & Gas Storage & Transportation—0.52%
El Paso Corp.	115,844	2,085,192

Railroads—0.21%
Kansas City Southern	15,333	834,882

Total Common Stocks (Cost $2,008,781)		2,920,074

	Shares	Value

Money Market Funds—5.67%
Liquid Assets Portfolio — Institutional Class (h)	11,357,853	$11,357,853
Premier Portfolio — Institutional Class (h)	11,357,854	11,357,854

Total Money Market Funds (Cost $22,715,707)		22,715,707

TOTAL INVESTMENTS—99.04% (Cost $368,162,431)		396,663,171

OTHER ASSETS LESS LIABILITIES—0.96%		3,855,501

NET ASSETS—100.00%		$400,518,672

Investment Abbreviations:

Conv.	— Convertible

Deb.	— Debentures

Gtd.	— Guaranteed

Jr.	— Junior

Pfd.	— Preferred

REIT	— Real Estate Investment Trust

Sec.	— Secured

Sr.	— Senior

Sub.	— Subordinated

Unsec.	— Unsecured
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2011 was $76,337,731, which represented 19.06% of the Fund’s Net Assets.

(d)	Step coupon bond. Rate shown is the rate in effect on March 31, 2011.

(e)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(f)	Zero coupon bond issued at a discount.

(g)	Foreign denominated security. Principal amount is denominated in currency indicated.

(h)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Convertible Securities Fund

A.	Security Valuations — (continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
          During the three months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$71,700,540	$25,764,553	$—	$97,465,093
Corporate Debt Securities	—	296,117,453	—	296,117,453
Foreign Government Debt Securities	—	3,080,625	—	3,080,625

	$71,700,540	$324,962,631	$—	$396,663,171

Invesco Convertible Securities Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2011 was $230,520,517 and $23,220,047, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$30,070,639
Aggregate unrealized (depreciation) of investment securities	(1,928,064)

Net unrealized appreciation of investment securities	$28,142,575

Cost of investments for tax purposes is $368,520,596.
NOTE 4 — Subsequent Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco Convertible Securities Fund (the “Fund”) would acquire all of the assets and liabilities of Invesco Van Kampen Harbor Fund (the “Target Fund”) in exchange for shares of the Fund.
          The Target Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization was consummated on May 2, 2011. Upon closing of the reorganization, shareholders of the Target Fund received a corresponding class of shares of the Fund in exchange for their shares of the Target Fund and the Target Fund liquidated and ceased operations.
Invesco Convertible Securities Fund

Invesco Allocation Funds

Invesco Conservative Allocation Fund
Invesco Growth Allocation Fund
Invesco Moderate Allocation Fund
Invesco Moderate Growth Allocation Fund
Invesco Moderately Conservative Allocation Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	AAS-QTR-1 03/11	Invesco Advisers, Inc.

Schedule of Investments
March 31, 2011
(Unaudited)
Invesco Conservative Allocation Fund
Schedule of Investments in Affiliated Issuers—100.23%(a)

					Change in
					Unrealized
	% of Net	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	Assets	12/31/10	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	03/31/11	03/31/11

Asset Allocation Funds—5.94%
Invesco Balanced-Risk Allocation Fund	5.94%	$7,625,914	$52,311	$(492,798)	$46,150	$(8,849)	$—	642,020	$7,222,728

Domestic Equity Funds—16.28%
Invesco Charter Fund	2.31%	2,959,010	—	(319,710)	144,452	25,481	—	159,525	2,809,233
Invesco Diversified Dividend Fund	3.49%	4,553,392	20,437	(518,841)	139,059	53,876	20,437	331,869	4,247,923
Invesco Endeavor Fund(b)	1.74%	2,332,959	—	(345,809)	47,074	77,276	—	118,891	2,111,500
Invesco Large Cap Growth Fund(b)	3.29%	4,145,457	10,376	(402,193)	218,712	26,646	—	303,184	3,998,998
Invesco Small Cap Equity Fund(b)	1.54%	1,955,020	—	(279,456)	146,193	55,720	—	132,590	1,877,477
Invesco Van Kampen Comstock Fund	2.13%	2,774,271	10,550	(351,635)	107,152	46,240	10,550	155,537	2,586,578
Invesco Van Kampen Growth and Income Fund	1.78%	2,337,417	7,524	(296,036)	74,063	41,065	7,525	106,971	2,164,033

Total Domestic Equity Funds		21,057,526	48,887	(2,513,680)	876,705	326,304	38,512	1,308,567	19,795,742

Fixed-Income Funds—66.68%
Invesco Balanced-Risk Commodity Strategy Fund(b)	2.96%	4,095,551	—	(584,751)	41,885	52,568	—	317,085	3,605,253
Invesco Core Bond Fund	28.61%	35,342,393	1,135,447	(1,643,223)	(3,487)	(34,758)	353,327	3,874,874	34,796,372
Invesco Emerging Market Local Currency Debt Fund	2.59%	3,203,375	62,915	(167,576)	51,867	(5,287)	32,407	292,314	3,145,294
Invesco Floating Rate Fund	6.36%	8,015,646	91,940	(471,565)	132,303	(38,172)	91,744	987,248	7,730,152
Invesco High Yield Fund	3.81%	4,798,716	103,770	(338,428)	62,061	5,968	88,895	1,077,229	4,632,087
Invesco Short Term Bond Fund	9.53%	11,896,085	217,925	(539,015)	14,548	(786)	70,901	1,330,512	11,588,757
PowerShares 1-30 Laddered Treasury Portfolio-ETF	12.82%	15,425,605	1,043,319	(607,468)	(243,485)	(31,861)	136,877	567,800	15,586,110

Total Fixed-Income Funds		82,777,371	2,655,316	(4,352,026)	55,692	(52,328)	774,151	8,447,062	81,084,025

Foreign Equity Funds—9.21%
Invesco Developing Markets Fund	2.81%	3,383,047	156,857	(148,066)	29,301	1,496	—	102,536	3,422,635
Invesco International Core Equity Fund	3.29%	4,336,061	21,508	(454,400)	198,415	(105,131)	—	351,800	3,996,453
Invesco International Growth Fund	3.11%	3,983,198	—	(338,290)	109,416	28,703	—	130,765	3,783,027

Total Foreign Equity Funds		11,702,306	178,365	(940,756)	337,132	(74,932)	—	585,101	11,202,115

Real Estate Funds—1.59%
Invesco Global Real Estate Fund	1.59%	2,085,637	8,306	(189,829)	24,833	6,727	8,306	183,303	1,935,674

Money Market Funds—0.53%
Liquid Assets Portfolio	0.26%	236,900	2,357,327	(2,274,760)	—	—	60	319,467	319,467
Premier Portfolio	0.27%	236,900	2,357,326	(2,274,759)	—	—	33	319,467	319,467

Total Money Market Funds		473,800	4,714,653	(4,549,519)	—	—	93	638,934	638,934

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $116,024,772)	100.23%	$125,722,554	$7,657,838	$(13,038,608)	$1,340,512	$196,922	$821,062		$121,879,218

OTHER ASSETS LESS LIABILITIES	(0.23)%								(284,589)

NET ASSETS	100.00%								$121,594,629

Investment Abbreviations:

ETF — Exchange-Traded Fund

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed.

(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
See accompanying notes which are an integral part of this schedule.
Invesco Allocation Funds

Schedule of Investments — (continued)
March 31, 2011
(Unaudited)
Invesco Growth Allocation Fund
Schedule of Investments in Affiliated Issuers—100.15%(a)

					Change in
					Unrealized
	% of Net	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	Assets	12/31/10	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	03/31/11	03/31/11

Asset Allocation Funds—15.82%
Invesco Balanced-Risk Allocation Fund	15.82%	$76,493,210	$1,124,517	$(1,812,602)	$320,581	$88,890	$—	6,774,631	$76,214,596

Domestic Equity Funds—42.78%
Invesco Charter Fund	6.08%	28,618,813	—	(1,035,303)	1,596,242	125,016	—	1,664,098	29,304,768
Invesco Diversified Dividend Fund	9.23%	43,614,108	212,598	(1,285,031)	1,766,160	159,859	212,598	3,474,039	44,467,694
Invesco Endeavor Fund(b)	4.54%	22,273,270	—	(1,631,285)	949,695	305,409	—	1,232,944	21,897,089
Invesco Large Cap Growth Fund(b)	8.64%	40,388,182	345,686	(1,595,222)	2,417,687	55,330	—	3,154,789	41,611,663
Invesco Small Cap Equity Fund(b)	4.02%	18,450,174	—	(1,132,720)	1,798,366	240,337	—	1,366,960	19,356,157
Invesco Van Kampen Comstock Fund	5.60%	26,399,612	170,373	(1,130,684)	1,356,928	165,715	109,619	1,621,283	26,961,944
Invesco Van Kampen Growth and Income Fund	4.67%	22,379,566	77,882	(1,070,222)	974,519	162,594	77,882	1,113,413	22,524,339

Total Domestic Equity Funds		202,123,725	806,539	(8,880,467)	10,859,597	1,214,260	400,099	13,627,526	206,123,654

Fixed-Income Funds—12.94%
Invesco Balanced-Risk Commodity Strategy Fund(b)	5.94%	29,463,593	33,480	(1,657,719)	623,018	143,835	—	2,515,937	28,606,207
PowerShares 1-30 Laddered Treasury Portfolio-ETF	7.00%	33,187,830	1,467,633	(358,148)	(566,992)	(16,233)	293,302	1,228,200	33,714,090

Total Fixed-Income Funds		62,651,423	1,501,113	(2,015,867)	56,026	127,602	293,302	3,744,137	62,320,297

Foreign Equity Funds—24.18%
Invesco Developing Markets Fund	7.40%	33,601,985	2,004,235	(350,851)	390,004	(7,091)	—	1,067,654	35,638,282
Invesco International Core Equity Fund	8.60%	41,858,745	343,735	(1,647,026)	1,401,808	(491,623)	—	3,650,144	41,465,639
Invesco International Growth Fund	8.18%	38,674,207	213,484	(902,115)	1,505,461	(94,568)	—	1,361,786	39,396,469

Total Foreign Equity Funds		114,134,937	2,561,454	(2,899,992)	3,297,273	(593,282)	—	6,079,584	116,500,390

Real Estate Funds—4.23%
Invesco Global Real Estate Fund	4.23%	20,460,752	130,700	(525,318)	467,376	(150,477)	86,473	1,930,212	20,383,033

Money Market Funds—0.20%
Liquid Assets Portfolio	0.10%	1,066,798	5,970,416	(6,546,625)	—	—	280	490,589	490,589
Premier Portfolio	0.10%	1,066,798	5,970,415	(6,546,624)	—	—	156	490,589	490,589

Total Money Market Funds		2,133,596	11,940,831	(13,093,249)	—	—	436	981,178	981,178

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $440,896,977)	100.15%	$477,997,643	$18,065,154	$(29,227,495)	$15,000,853	$686,993	$780,310		$482,523,148

OTHER ASSETS LESS LIABILITIES	(0.15)%								(709,890)

NET ASSETS	100.00%								$481,813,258

Investment Abbreviations:

ETF — Exchange-Traded Fund

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed.

(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
See accompanying notes which are an integral part of this schedule.
Invesco Allocation Funds

Schedule of Investments — (continued)
March 31, 2011
(Unaudited)
Invesco Moderate Allocation Fund
Schedule of Investments in Affiliated Issuers—100.08%(a)

					Change in
					Unrealized
	% of Net	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	Assets	12/31/10	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	03/31/11	03/31/11

Asset Allocation Funds—12.35%
Invesco Balanced-Risk Allocation Fund	12.35%	$71,734,284	$422,260	$(1,138,855)	$396,383	$(26,791)	$—	6,345,536	$71,387,281

Domestic Equity Funds—31.32%
Invesco Charter Fund	4.46%	25,639,238	—	(1,400,864)	1,367,441	155,726	—	1,462,893	25,761,541
Invesco Diversified Dividend Fund	6.77%	39,690,551	188,231	(2,427,460)	1,449,135	260,259	188,231	3,059,431	39,160,716
Invesco Endeavor Fund(b)	3.33%	20,231,101	—	(2,128,401)	728,415	396,216	—	1,082,620	19,227,331
Invesco Large Cap Growth Fund(b)	6.31%	35,972,481	—	(1,631,368)	2,046,524	117,582	—	2,767,644	36,505,219
Invesco Small Cap Equity Fund(b)	2.95%	17,070,960	—	(1,817,403)	1,450,715	370,923	—	1,205,875	17,075,195
Invesco Van Kampen Comstock Fund	4.08%	24,020,249	96,482	(1,863,225)	1,098,971	253,315	96,482	1,419,470	23,605,792
Invesco Van Kampen Growth and Income Fund	3.42%	20,412,146	68,696	(1,731,943)	768,172	250,203	68,696	977,127	19,767,274

Total Domestic Equity Funds		183,036,726	353,409	(13,000,664)	8,909,373	1,804,224	353,409	11,975,060	181,103,068

Fixed-Income Funds—35.30%
Invesco Balanced-Risk Commodity Strategy Fund(b)	4.94%	30,808,674	—	(3,017,855)	487,599	273,804	—	2,511,189	28,552,222
Invesco Core Bond Fund	9.07%	50,972,639	2,381,095	(854,379)	(4,621)	(43,361)	525,142	5,840,910	52,451,373
Invesco Emerging Market Local Currency Debt Fund	2.47%	13,801,172	513,064	(224,982)	213,830	(3,554)	145,138	1,328,953	14,299,530
Invesco Floating Rate Fund	3.02%	17,267,759	502,247	(485,784)	260,960	(57,951)	205,788	2,233,363	17,487,231
Invesco High Yield Fund	3.62%	20,889,836	565,471	(797,947)	290,590	8,852	398,081	4,873,675	20,956,802
PowerShares 1-30 Laddered Treasury Portfolio-ETF	12.18%	66,398,020	6,314,617	(1,122,084)	(1,133,894)	(52,899)	611,860	2,564,800	70,403,760

Total Fixed-Income Funds		200,138,100	10,276,494	(6,503,031)	114,464	124,891	1,886,009	19,352,890	204,150,918

Foreign Equity Funds—17.71%
Invesco Developing Markets Fund	5.42%	29,505,405	2,003,835	(467,718)	314,706	(17,284)	—	938,853	31,338,944
Invesco International Core Equity Fund	6.31%	37,780,114	—	(2,069,054)	1,249,970	(466,137)	—	3,212,579	36,494,893
Invesco International Growth Fund	5.98%	34,641,250	—	(1,288,203)	1,375,649	(130,350)	—	1,195,933	34,598,346

Total Foreign Equity Funds		101,926,769	2,003,835	(3,824,975)	2,940,325	(613,771)	—	5,347,365	102,432,183

Real Estate Funds—3.08%
Invesco Global Real Estate Fund	3.08%	18,096,345	76,036	(622,189)	262,605	12,679	76,036	1,688,019	17,825,476

Money Market Funds—0.32%
Liquid Assets Portfolio	0.16%	946,749	9,740,586	(9,771,204)	—	—	327	916,131	916,131
Premier Portfolio	0.16%	946,749	9,740,586	(9,771,204)	—	—	184	916,131	916,131

Total Money Market Funds		1,893,498	19,481,172	(19,542,408)	—	—	511	1,832,262	1,832,262

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $534,688,394)	100.08%	$576,825,722	$32,613,206	$(44,632,122)	$12,623,150	$1,301,232	$2,315,965		$578,731,188

OTHER ASSETS LESS LIABILITIES	(0.08)%								(463,984)

NET ASSETS	100.00%								$578,267,204

Investment Abbreviations:

ETF — Exchange-Traded Fund

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed.

(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
See accompanying notes which are an integral part of this schedule.
Invesco Allocation Funds

Schedule of Investments — (continued)
March 31, 2011
(Unaudited)
Invesco Moderate Growth Allocation Fund
Schedule of Investments in Affiliated Issuers—100.19%(a)

					Change in
					Unrealized
	% of Net	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	Assets	12/31/10	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	03/31/11	03/31/11

Asset Allocation Funds—14.84%
Invesco Balanced-Risk Allocation Fund	14.84%	$45,732,967	$222,552	$(725,541)	$235,239	$3,295	$—	4,041,645	$45,468,512

Domestic Equity Funds—37.31%
Invesco Charter Fund	5.31%	15,909,852	—	(602,138)	884,444	77,615	—	923,894	16,269,773
Invesco Diversified Dividend Fund	8.04%	24,356,024	118,746	(932,251)	970,556	103,037	118,746	1,923,134	24,616,112
Invesco Endeavor Fund(b)	3.96%	12,424,200	—	(988,329)	515,606	193,126	—	683,818	12,144,603
Invesco Large Cap Growth Fund(b)	7.54%	22,469,057	57,546	(794,046)	1,353,946	9,882	—	1,751,053	23,096,385
Invesco Small Cap Equity Fund(b)	3.52%	10,305,693	—	(681,887)	1,108,161	40,933	—	760,798	10,772,900
Invesco Van Kampen Comstock Fund	4.87%	14,678,128	61,200	(664,862)	755,693	91,792	61,201	897,291	14,921,951
Invesco Van Kampen Growth and Income Fund	4.07%	12,466,043	43,411	(693,204)	533,625	102,091	43,411	615,520	12,451,966

Total Domestic Equity Funds		112,608,997	280,903	(5,356,717)	6,122,031	618,476	223,358	7,555,508	114,273,690

Fixed-Income Funds—22.89%
Invesco Balanced-Risk Commodity Strategy Fund(b)	5.94%	18,776,139	—	(1,067,493)	393,562	98,783	—	1,600,791	18,200,991
Invesco Core Bond Fund	2.53%	7,622,615	247,582	(116,778)	(6,301)	(1,549)	77,683	862,534	7,745,569
Invesco Emerging Market Local Currency Debt Fund	1.37%	4,105,069	109,413	(77,406)	62,625	(85)	42,626	390,299	4,199,616
Invesco Floating Rate Fund	0.84%	2,546,522	66,068	(78,509)	28,982	989	30,263	327,465	2,564,052
Invesco High Yield Fund	2.03%	6,145,298	179,584	(212,616)	77,344	10,645	117,572	1,441,920	6,200,255
PowerShares 1-30 Laddered Treasury Portfolio-ETF	10.18%	30,951,830	1,247,561	(460,463)	(524,140)	(23,353)	270,712	1,136,300	31,191,435

Total Fixed-Income Funds		70,147,473	1,850,208	(2,013,265)	32,072	85,430	538,856	5,759,309	70,101,918

Foreign Equity Funds—21.11%
Invesco Developing Markets Fund	6.46%	18,731,368	1,139,835	(274,515)	194,901	(4,086)	—	592,795	19,787,503
Invesco International Core Equity Fund	7.51%	23,324,757	60,858	(864,875)	764,856	(273,615)	—	2,025,703	23,011,981
Invesco International Growth Fund	7.14%	21,502,543	112,360	(533,640)	838,885	(50,134)	—	755,963	21,870,014

Total Foreign Equity Funds		63,558,668	1,313,053	(1,673,030)	1,798,642	(327,835)	—	3,374,461	64,669,498

Real Estate Funds—3.68%
Invesco Global Real Estate Fund	3.68%	11,362,090	131,972	(398,006)	265,891	(92,274)	48,232	1,067,204	11,269,673

Money Market Funds—0.36%
Liquid Assets Portfolio	0.18%	479,318	3,759,477	(3,681,960)	—	—	194	556,835	556,835
Premier Portfolio	0.18%	479,318	3,759,476	(3,681,959)	—	—	107	556,835	556,835

Total Money Market Funds		958,636	7,518,953	(7,363,919)	—	—	301	1,113,670	1,113,670

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $281,656,123)	100.19%	$304,368,831	$11,317,641	$(17,530,478)	$8,453,875	$287,092	$810,747		$306,896,961

OTHER ASSETS LESS LIABILITIES	(0.19)%								(591,862)

NET ASSETS	100.00%								$306,305,099

Investment Abbreviations:

ETF — Exchange-Traded Fund

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed.

(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
See accompanying notes which are an integral part of this schedule.
Invesco Allocation Funds

Schedule of Investments — (continued)
March 31, 2011
(Unaudited)
Invesco Moderately Conservative Allocation Fund
Schedule of Investments in Affiliated Issuers—100.06%(a)

					Change in
					Unrealized
	% of Net	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	Assets	12/31/10	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	03/31/11	03/31/11

Asset Allocation Funds—9.34%
Invesco Balanced-Risk Allocation Fund	9.34%	$7,077,910	$32,335	$(88,164)	$39,328	$(1,662)	$—	627,533	$7,059,747

Domestic Equity Funds—19.76%
Invesco Charter Fund	2.79%	2,008,708	8,490	(28,424)	118,413	2,709	—	119,812	2,109,896
Invesco Diversified Dividend Fund	4.22%	3,062,793	28,975	(39,552)	130,663	3,974	15,236	248,973	3,186,853
Invesco Endeavor Fund(b)	2.14%	1,564,007	6,824	(45,657)	80,968	7,448	—	90,855	1,613,590
Invesco Large Cap Growth Fund(b)	3.98%	2,833,667	12,750	(15,012)	173,328	(184)	—	227,790	3,004,549
Invesco Small Cap Equity Fund(b)	1.89%	1,308,217	6,450	(33,072)	140,599	5,903	—	100,854	1,428,097
Invesco Van Kampen Comstock Fund	2.58%	1,854,669	15,942	(25,520)	103,884	3,180	7,937	117,388	1,952,155
Invesco Van Kampen Growth and Income Fund	2.16%	1,562,849	13,519	(23,412)	76,194	3,041	5,644	80,682	1,632,191

Total Domestic Equity Funds		14,194,910	92,950	(210,649)	824,049	26,071	28,817	986,354	14,927,331

Fixed-Income Funds—57.79%
Invesco Balanced-Risk Commodity Strategy Fund(b)	4.06%	3,061,969	13,164	(88,724)	75,334	7,176	—	269,914	3,068,919
Invesco Core Bond Fund	24.23%	17,950,464	378,115	—	(19,545)	—	182,047	2,038,868	18,309,034
Invesco Emerging Market Local Currency Debt Fund	3.28%	2,395,035	44,117	—	37,133	—	24,989	230,138	2,476,285
Invesco Floating Rate Fund	5.45%	4,005,921	65,758	(1,554)	46,635	(184)	47,628	525,744	4,116,576
Invesco High Yield Fund	4.96%	3,618,173	86,883	(12,325)	51,031	29	69,339	870,649	3,743,791
PowerShares 1-30 Laddered Treasury Portfolio-ETF	15.81%	12,066,015	95,870	—	(215,645)	—	104,650	435,200	11,946,240

Total Fixed-Income Funds		43,097,577	683,907	(102,603)	(25,057)	7,021	428,653	4,370,513	43,660,845

Foreign Equity Funds—10.81%
Invesco Developing Markets Fund	3.13%	2,359,345	9,867	(23,359)	20,326	661	—	70,906	2,366,840
Invesco International Core Equity Fund	3.97%	2,934,214	13,776	(12,397)	63,435	(2,977)	—	263,737	2,996,051
Invesco International Growth Fund	3.71%	2,710,172	14,095	(19,663)	102,734	(2,836)	—	96,941	2,804,502

Total Foreign Equity Funds		8,003,731	37,738	(55,419)	186,495	(5,152)	—	431,584	8,167,393

Real Estate Funds—1.89%
Invesco Global Real Estate Fund	1.89%	1,433,475	12,399	(37,656)	21,147	1,077	6,068	135,458	1,430,442

Money Market Funds—0.47%
Liquid Assets Portfolio	0.24%	47,217	1,241,057	(1,110,650)	—	—	68	177,624	177,624
Premier Portfolio	0.23%	47,217	1,241,057	(1,110,650)	—	—	40	177,624	177,624

Total Money Market Funds		94,434	2,482,114	(2,221,300)	—	—	108	355,248	355,248

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $71,792,823)	100.06%	$73,902,037	$3,341,443	$(2,715,791)	$1,045,962	$27,355	$463,646		$75,601,006

OTHER ASSETS LESS LIABILITIES	(0.06)%								(43,482)

NET ASSETS	100.00%								$75,557,524

Investment Abbreviations:

ETF — Exchange-Traded Fund

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed.

(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
See accompanying notes which are an integral part of this schedule.
Invesco Allocation Funds

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
          Each Fund is a “fund of funds”, in that it invests in the Institutional Class of other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. or in exchange traded funds advised by Invesco PowerShares Capital Management LLC.
A.	Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities are valued in accordance with valuation policy of such fund. The policies of underlying funds affiliated with the funds as a result of having the same investment advisor are set forth below.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to
Invesco Allocation Funds

A. Security Valuations — (continued)
sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
          During the three months ended March 31, 2011, there were no significant transfers between investment levels.
Invesco Allocation Funds

	Equity Securities
Fund Name	Level 1	Level 2	Level 3	Total
Invesco Conservative Allocation Fund	$121,879,218	$—	$—	$121,879,218
Invesco Growth Allocation Fund	482,523,148	—	—	482,523,148
Invesco Moderate Allocation Fund	578,731,188	—	—	578,731,188
Invesco Moderate Growth Allocation Fund	306,896,961	—	—	306,896,961
Invesco Moderately Conservative Allocation Fund	75,601,006	—	—	75,601,006
NOTE 3 — Investment Securities
The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

			At March 31, 2011
	For the three months					Net Unrealized
	ended March 31, 2011*		Federal Tax	Unrealized	Unrealized	Appreciation
	Purchases	Sales	Cost**	Appreciation	(Depreciation)	(Depreciation)
Invesco Conservative Allocation Fund	$2,943,185	$8,489,089	$121,987,723	$1,447,776	$(1,556,281)	$(108,505)
Invesco Growth Allocation Fund	6,124,323	16,134,246	445,503,887	44,037,740	(7,018,479)	37,019,261
Invesco Moderate Allocation Fund	13,132,034	25,089,714	544,094,650	42,540,963	(7,904,425)	34,636,538
Invesco Moderate Growth Allocation Fund	3,798,688	10,166,559	289,155,952	21,010,606	(3,269,597)	17,741,009
Invesco Moderately Conservative Allocation Fund	859,329	494,491	74,807,961	2,022,595	(1,229,550)	793,045

*	Excludes U.S. Treasury obligations and money market funds, if any.

**	Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
NOTE 4 — Subsequent Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the “Acquiring Fund” listed below would acquire all of the assets and liabilities of the “Target Fund(s)” listed below in exchange for shares of the Acquiring Fund.
          The Target Fund’s shareholders approved the Agreement on April 1, 2011 and the reorganization is expected to be consummated shortly thereafter. Upon closing of the reorganization, shareholders of the Target Fund will receive a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Target Fund and the Target Fund will liquidate and cease operations.
          In anticipation of the closing, Invesco Conservative Allocation Fund and Invesco Moderate Growth Allocation Fund will limit public sales of its shares to new investors, effective as of the open of business on May 9, 2011.

Target Fund(s)	Acquiring Fund
Invesco Moderate Growth Allocation Fund	Invesco Growth Allocation Fund
Invesco Van Kampen Asset Allocation Growth Fund	Invesco Growth Allocation Fund
Invesco Van Kampen Asset Allocation Moderate Fund	Invesco Moderate Allocation Fund
Invesco Conservative Allocation Fund	Invesco Moderately Conservative Allocation Fund
Invesco Van Kampen Asset Allocation Conservative Fund	Invesco Moderately Conservative Allocation Fund
Invesco Allocation Funds

Invesco Global Equity Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	GEQ-QTR-1 03/11	Invesco Advisers, Inc.

Schedule of Investments
March 31, 2011
(Unaudited)

	Shares	Value

Common Stocks—97.02%

Australia—2.75%
Australia & New Zealand Banking Group Ltd.	36,146	$889,938
BHP Billiton Ltd.	27,591	1,323,201
Coal & Allied Industries Ltd.	2,784	342,946
OZ Minerals Ltd.	442,780	729,610
Rio Tinto Ltd.	15,146	1,326,222

		4,611,917

Austria—1.24%
Andritz AG	22,311	2,080,077

Bermuda—0.60%
Arch Capital Group Ltd. (a)	10,190	1,010,746

Canada—5.67%
ATCO Ltd. -Class I	12,200	738,669
BCE Inc. (b)	86,900	3,156,904
Canadian Imperial Bank of Commerce	8,000	689,840
George Weston Ltd.	35,800	2,439,348
National Bank of Canada	10,300	837,068
Russel Metals Inc.	22,700	639,440
Talisman Energy Inc.	33,300	823,312
Tim Hortons, Inc.	4,100	185,948

		9,510,529

Denmark—2.53%
Coloplast A/S -Class B	4,519	653,957
Novo Nordisk A/S -Class B	28,640	3,589,582

		4,243,539

Finland—2.29%
Fortum Oyj (b)	64,384	2,189,582
UPM-Kymmene Oyj	10,330	218,409
Wartsila OYJ -Class B	36,686	1,432,262

		3,840,253

France—1.14%
Sanofi-Aventis S.A.	27,202	1,910,311

Germany—1.61%
Deutsche Lufthansa AG	60,418	1,280,422
Hannover Rueckversicherung AG	26,028	1,420,967

		2,701,389

Greece—0.72%
Public Power Corp. S.A.	69,755	1,211,899

Hong Kong—2.11%
Cheung Kong (Holdings) Ltd.	92,000	1,496,029
CLP Holdings Ltd.	133,000	1,074,634
SJM Holdings Ltd.	262,000	458,733
Swire Pacific Ltd. -Class A	34,500	505,599

		3,534,995

Italy—3.74%
Enel S.p.A.	39,034	$246,042
Eni S.p.A.	149,584	3,673,535
Terna — Rete Elettrica Nazionale S.p.A.	490,104	2,348,036

		6,267,613

Japan—11.46%
Brother Industries Ltd.	87,600	1,287,244
Canon, Inc.	47,700	2,076,407
Daito Trust Construction Co., Ltd.	20,400	1,391,065
Fuji Heavy Industries Ltd.	467,000	3,010,005
Honda Motor Co., Ltd.	8,600	322,003
Makita Corp.	22,400	1,042,424
Mizuho Financial Group, Inc.	942,400	1,563,867
Seven & I Holdings Co., Ltd.	12,400	316,412
Sumitomo Corp.	187,800	2,685,115
Sumitomo Mitsui Financial Group, Inc.	30,800	957,778
Takeda Pharmaceutical Co. Ltd.	36,700	1,712,314
Tokio Marine Holdings, Inc.	79,700	2,131,467
Yamada Denki Co., Ltd.	10,930	727,946

		19,224,047

Netherlands—0.29%
STMicroelectronics N.V.	39,817	493,152

New Zealand—1.01%
Telecom Corp. of New Zealand Ltd.	1,106,184	1,700,573

Spain—1.10%
Banco Santander S.A.	158,450	1,846,552

Sweden—3.58%
Alfa Laval A.B.	61,983	1,346,223
Nordea Bank A.B. (b)	130,427	1,427,751
Svenska Handelsbanken A.B. -Class A (b)	98,468	3,231,786

		6,005,760

Switzerland—1.43%
Allied World Assurance Co. Holdings Ltd.	24,225	1,518,665
Banque Cantonale Vaudoise	1,275	722,602
Novartis AG	2,953	160,190

		2,401,457

United Kingdom—9.03%
AstraZeneca PLC	51,827	2,380,471
BHP Billiton PLC	92,522	3,667,808
BT Group PLC	1,129,334	3,373,571
HSBC Holdings PLC	17,129	176,147
Next PLC	35,289	1,120,960
Petrofac Ltd.	76,045	1,818,520
Rio Tinto PLC	36,834	2,599,098

		15,136,575

See accompanying notes which are an integral part of this schedule.
Invesco Global Equity Fund

	Shares	Value

United States—44.72%
American Express Co.	38,200	$1,726,640
Amgen Inc. (a)	30,900	1,651,605
Apple, Inc. (a)	2,000	696,900
Biogen Idec Inc. (a)	3,100	227,509
Capital One Financial Corp.	16,500	857,340
Cardinal Health, Inc.	39,000	1,604,070
Cephalon Inc. (a)	6,300	477,414
Chevron Corp.	42,234	4,537,198
Citigroup Inc. (a)	158,900	702,338
Coca-Cola Enterprises, Inc.	36,100	985,530
ConocoPhillips	48,980	3,911,543
Constellation Brands, Inc. -Class A (a)	10,900	221,052
Domtar Corp.	35,100	3,221,478
Dr. Pepper Snapple Group, Inc.	21,400	795,224
Exxon Mobil Corp.	55,165	4,641,031
Ford Motor Co. (a)	65,500	976,605
Forest Laboratories, Inc. (a)	15,400	497,420
Franklin Resources, Inc.	11,800	1,475,944
Gannett Co., Inc.	91,300	1,390,499
Goldman Sachs Group, Inc. (The)	7,308	1,158,099
Humana Inc. (a)	15,400	1,077,076
Huntington Ingalls Industries Inc. (a)	3,938	163,427
IAC/InterActiveCorp (a)	101,300	3,129,157
International Business Machines Corp.	26,641	4,344,348
Johnson & Johnson	26,464	1,567,992
JPMorgan Chase & Co.	61,400	2,830,540
KBR, Inc.	22,000	830,940
KeyCorp	36,700	325,896
Lexmark International, Inc. -Class A (a)	8,300	307,432
Limited Brands, Inc.	98,100	3,225,528
M&T Bank Corp.	15,000	1,327,050
Macy’s, Inc.	17,700	429,402
McDonald’s Corp.	12,311	936,744
Microsoft Corp.	147,197	3,732,916
Northrop Grumman Corp.	23,628	1,481,712
Oshkosh Corp. (a)	11,800	417,484
Philip Morris International, Inc.	60,300	3,957,489
PPG Industries, Inc.	6,200	590,302
Procter & Gamble Co. (The)	19,337	1,191,159
R. R. Donnelley & Sons Co.	38,500	728,420
Sprint Nextel Corp. (a)	440,800	2,045,312
Sunoco, Inc.	4,800	218,832
Time Warner Inc.	14,900	531,930
Travelers Cos., Inc. (The)	11,800	701,864
TRW Automotive Holdings Corp. (a)	34,100	1,878,228
Tyson Foods, Inc. -Class A	15,400	295,526
UnitedHealth Group, Inc.	56,500	2,553,800
Valero Energy Corp.	10,800	322,056
Verizon Communications Inc. (b)	28,900	1,113,806
Vishay Intertechnology, Inc. (a)	55,900	991,666

		75,003,473

Total Common Stocks (Cost $142,169,070)		162,734,857

Money Market Funds—0.63%
Liquid Assets Portfolio — Institutional Class (c)	525,861	$525,861

Premier Portfolio — Institutional Class (c)	525,860	525,860

Total Money Market Funds (Cost $1,051,721)		1,051,721

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—97.65% (Cost $143,220,791)		163,786,578

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds—3.34%
Liquid Assets Portfolio - Institutional Class (Cost $5,599,553) (c)(d)	5,599,553	5,599,553

TOTAL INVESTMENTS—100.99% (Cost $148,820,344)		169,386,131

OTHER ASSETS LESS LIABILITIES—(0.99)%		(1,652,467)

NET ASSETS—100.00%		$167,733,664

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	All or a portion of this security was out on loan at March 31, 2011.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco Global Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Global Equity Fund

A.	Security Valuations — (continued)
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on
Invesco Global Equity Fund

E.	Foreign Currency Translations—(continued)
securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
G.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
H.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
Invesco Global Equity Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —
Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —
Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

          The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total
Australia	$—	$4,611,917	$—	$4,611,917
Austria	2,080,077	—	—	2,080,077
Bermuda	1,010,746	—	—	1,010,746
Canada	9,510,529	—	—	9,510,529
Denmark	—	4,243,539	—	4,243,539
Finland	1,650,671	2,189,582	—	3,840,253
France	—	1,910,311	—	1,910,311
Germany	2,701,389	—	—	2,701,389
Greece	1,211,899	—	—	1,211,899
Hong Kong	964,332	2,570,663	—	3,534,995
Italy	3,919,577	2,348,036	—	6,267,613
Japan	16,783,033	2,441,014	—	19,224,047
Netherlands	493,152	—	—	493,152
New Zealand	—	1,700,573	—	1,700,573
Spain	—	1,846,552	—	1,846,552
Sweden	2,773,974	3,231,786	—	6,005,760
Switzerland	2,401,457	—	—	2,401,457
United Kingdom	3,677,578	11,458,997	—	15,136,575
United States	81,654,747	—	—	81,654,747
	$130,833,161	$38,552,970	$—	$169,386,131
Futures**	58,828	—	—	58,828
Total Investments	$130,833,160	$38,552,971	$—	$169,444,959

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.

**	Unrealized appreciation.
Invesco Global Equity Fund

NOTE 3 — Derivative Investments

Open Futures Contracts at Period-End
				Unrealized
	Number of	Month/	Notional	Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

CME E-Mini S&P500 Index	28	June-2011/Long	$1,849,400	$27,720

Dow Jones EURO STOXX 50 Index	19	June-2011/Long	765,744	38,874

FTSE 100 Index	4	June-2011/Long	377,620	18,046

SGX NIKKEI 225 Index	6	June-2011/Long	350,649	(25,812)

Total			$3,343,413	$58,828

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2011 was $40,755,001 and $52,543,529, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$23,725,961

Aggregate unrealized (depreciation) of investment securities	(3,304,882)

Net unrealized appreciation of investment securities	$20,421,079

Cost of investments for tax purposes is $148,965,052.
Invesco Global Equity Fund

Invesco Income Allocation Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	INCAL-QTR-1 03/11	Invesco Advisers, Inc.

Schedule of Investments
March 31, 2011
(Unaudited)
Invesco Income Allocation Fund
Schedule of Investments in Affiliated Issuers—99.74%(a)

					Change in
					Unrealized
	% of Net	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	Assets	12/31/10	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	03/31/11	03/31/11

Domestic Equity Funds—23.95%
Invesco Diversified Dividend Fund	15.68%	$12,944,748	$630,457	$(309,830)	$614,419	$(37,604)	$66,114	1,081,421	$13,842,190
Invesco Utilities Fund	8.27%	6,841,963	354,401	(161,971)	285,135	(23,559)	53,418	469,798	7,295,969

Total Domestic Equity Funds		19,786,711	984,858	(471,801)	899,554	(61,163)	119,532	1,551,219	21,138,159

Fixed-Income Funds—63.27%
Invesco Core Bond Fund	16.52%	14,125,012	802,294	(327,260)	32,140	(47,663)	143,892	1,624,112	14,584,523
Invesco Floating Rate Fund	6.95%	5,872,142	334,022	(137,779)	89,283	(21,316)	70,514	783,698	6,136,352
Invesco High Yield Fund	14.46%	12,112,809	761,530	(285,188)	190,471	(18,911)	234,810	2,967,607	12,760,711
Invesco Income Fund	8.30%	7,043,754	415,492	(163,916)	67,447	(38,912)	95,697	1,453,148	7,323,865
Invesco International Total Return Fund	5.03%	4,259,952	213,092	(98,922)	57,620	6,176	24,978	399,093	4,437,918
Invesco Short Term Bond Fund	5.56%	4,760,146	254,940	(110,413)	18,908	(13,412)	29,202	563,739	4,910,169
Invesco U.S. Government Fund	6.45%	5,552,137	311,097	(127,956)	(42,010)	4,787	47,737	640,231	5,698,055

Total Fixed-Income Funds		53,725,952	3,092,467	(1,251,434)	413,859	(129,251)	646,830	8,431,628	55,851,593

Foreign Equity Funds—5.35%
Invesco International Core Equity Fund	5.35%	4,547,522	188,114	(108,100)	132,616	(37,859)	—	415,695	4,722,293

Real Estate Funds—7.17%
Invesco Select Real Estate Income Fund	7.17%	5,945,519	311,703	(140,087)	231,516	(15,155)	48,342	750,414	6,333,496

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $87,725,515)	99.74%	$84,005,704	$4,577,142	$(1,971,422)	$1,677,545	$(243,428)	$814,704		$88,045,541

OTHER ASSETS LESS LIABILITIES	0.26%								228,034

NET ASSETS	100.00%								$88,273,575

Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed.
See accompanying notes which are an integral part of this schedule.
Invesco Income Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
The Fund is a “fund of funds”, in that it invests in the Institutional Class of other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc.
A.	Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities are valued in accordance with valuation policy of such fund. The policies of underlying funds affiliated with the funds as a result of having the same investment advisor are set forth below.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to
Invesco Income Allocation Fund

A.	Security Valuations — (continued)
sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
          During the three months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$88,045,541	$—	$—	$88,045,541

Invesco Income Allocation Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2011 was $4,577,142 and $1,971,422, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$—
Aggregate unrealized (depreciation) of investment securities	(6,952,785)

Net unrealized appreciation (depreciation) of investment securities	$(6,952,785)

Cost of investments for tax purposes is $94,998,326.
Invesco Income Allocation Fund

Invesco International Allocation Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	INTAL-QTR-1 03/11	Invesco Advisers, Inc.

Schedule of Investments
March 31, 2011
(Unaudited)
Invesco International Allocation Fund
Schedule of Investments in Affiliated Issuers—100.16%(a)

					Change in
	% of Net	Value	Purchases	Proceeds	Unrealized	Realized	Dividend	Shares	Value
	Assets	12/31/10	at Cost	from Sales	Appreciation	Gain (Loss)	Income	03/31/11	03/31/11

Foreign Equity Funds—100.00%
Invesco Developing Markets Fund	5.00%	$10,679,901	$38,054	$(350,815)	$48,013	$31,036	$—	312,948	$10,446,189
Invesco International Core Equity Fund	34.57%	72,926,975	266,378	(2,455,705)	2,226,456	(707,817)	—	6,360,589	72,256,287
Invesco International Growth Fund	22.47%	46,667,953	171,243	(1,578,667)	1,802,188	(112,442)	—	1,622,892	46,950,275
Invesco International Small Company Fund	11.24%	23,198,447	76,108	(701,630)	1,326,743	(401,062)	—	1,209,398	23,498,606
PowerShares International Dividend Achievers Portfolio — ETF	26.72%	54,532,047	—	(1,438,920)	2,904,013	(142,887)	227,033	3,449,923	55,854,253

Total Foreign Equity Funds		208,005,323	551,783	(6,525,737)	8,307,413	(1,333,172)	227,033	12,955,750	209,005,610

Money Market Funds—0.16%
Liquid Assets Portfolio	0.08%	734,287	1,121,158	(1,685,344)	—	—	73	170,101	170,101
Premier Portfolio	0.08%	734,287	1,121,158	(1,685,344)	—	—	37	170,101	170,101

Total Money Market Funds		1,468,574	2,242,316	(3,370,688)	—	—	110	340,202	340,202

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $223,406,619)	100.16%	$209,473,897	$2,794,099	$(9,896,425)	$8,307,413	$(1,333,172)	$227,143		$209,345,812
OTHER ASSETS LESS LIABILITIES	(0.16)%								(330,384)

NET ASSETS	100.00%								$209,015,428

Investment Abbreviations:

ETF       —Exchange-Traded Fund
Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed.
See accompanying notes which are an integral part of this schedule.
Invesco International Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
The Fund is a “fund of funds”, in that it invests in the Institutional Class of other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. or in exchange traded funds advised by Invesco PowerShares Capital Management LLC.
A.	Security Valuations — Investments in underlying funds are valued at the end of the day net asset value per share.
Securities in the underlying funds, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Invesco International Allocation Fund

A.	Security Valuations — (continued)
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
          During the three months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$209,345,812	$—	$—	$209,345,812

Invesco International Allocation Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2011 was $551,783 and $6,525,737, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$2,788,216

Aggregate unrealized (depreciation) of investment securities	(34,284,178)
Net unrealized appreciation (depreciation) of investment securities	$(31,495,962)

Cost of investments for tax purposes is $240,841,774.
Invesco International Allocation Fund

Invesco Mid Cap Core Equity Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	MCCE-QTR-1 03/11	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—85.60%

Aerospace & Defense—6.94%
Alliant Techsystems Inc.	626,101	$44,246,558
Goodrich Corp.	250,657	21,438,693
ITT Corp.	1,392,218	83,602,691
Moog Inc. -Class A (b)	660,849	30,339,577
Rockwell Collins, Inc.	552,847	35,841,071

		215,468,590

Air Freight & Logistics—0.78%
Expeditors International of Washington, Inc.	483,297	24,232,512

Apparel Retail—1.98%
American Eagle Outfitters, Inc.	2,318,402	36,839,408
Guess?, Inc.	629,815	24,783,220

		61,622,628

Apparel, Accessories & Luxury Goods—1.28%
Carter’s, Inc. (b)	1,039,953	29,773,855
True Religion Apparel, Inc. (b)(c)	425,894	9,995,732

		39,769,587

Application Software—1.23%
Adobe Systems Inc. (b)	1,152,121	38,204,332

Asset Management & Custody Banks—3.81%
Legg Mason, Inc.	1,499,174	54,105,190
Northern Trust Corp.	1,264,379	64,167,234

		118,272,424

Automotive Retail—0.22%
Pep Boys (The)-Manny, Moe & Jack	533,982	6,786,911

Biotechnology—1.63%
Biogen Idec Inc. (b)	408,779	30,000,291
Genzyme Corp. (b)	269,150	20,495,772

		50,496,063

Brewers—1.27%
Molson Coors Brewing Co. -Class B	844,223	39,585,616

Communications Equipment—2.18%
Motorola Mobility Holdings Inc. (b)	1,305,249	31,848,076
Motorola Solutions, Inc. (b)	801,809	35,832,844

		67,680,920

Computer & Electronics Retail—0.49%
Best Buy Co., Inc.	530,243	15,228,579

Computer Storage & Peripherals—0.67%
SMART Technologies Inc. -Class A (Canada)(b)	2,043,116	$20,860,214

Construction & Engineering—1.14%
Chicago Bridge & Iron Co. N.V. -New York Shares (Netherlands)	854,076	34,726,730
Foster Wheeler AG (Switzerland)(b)	16,772	630,963

		35,357,693

Construction & Farm Machinery & Heavy Trucks—1.04%
Terex Corp. (b)	869,624	32,210,873

Construction Materials—0.72%
CRH PLC (Ireland)	972,410	22,372,217

Data Processing & Outsourced Services—0.67%
Western Union Co.	1,002,079	20,813,181

Department Stores—0.61%
Macy’s, Inc.	782,047	18,972,460

Electric Utilities—0.99%
Edison International	843,635	30,868,605

Electrical Components & Equipment—1.84%
Cooper Industries PLC (Ireland)	378,338	24,554,136
Thomas & Betts Corp. (b)	549,277	32,665,503

		57,219,639

Electronic Manufacturing Services—0.67%
Molex Inc. (c)	828,283	20,806,469

Environmental & Facilities Services—1.13%
Republic Services, Inc.	1,172,621	35,225,535

Fertilizers & Agricultural Chemicals—0.71%
Scotts Miracle-Gro Co. (The) Class A	383,764	22,200,747

Food Retail—3.10%
Kroger Co. (The)	663,417	15,902,105
Safeway, Inc.	3,410,972	80,294,281

		96,196,386

Health Care Equipment—4.99%
American Medical Systems Holdings, Inc. (b)	552,967	11,966,206
Boston Scientific Corp. (b)	7,890,871	56,735,363
Hologic, Inc. (b)	2,348,342	52,133,192
See accompanying notes which are an integral part of this schedule.
Invesco Mid Cap Core Equity Fund

	Shares	Value

Health Care Equipment—(continued)
Zimmer Holdings, Inc. (b)	563,274	$34,094,975

		154,929,736

Health Care Facilities—0.90%
Rhoen-Klinikum AG (Germany)	710,567	15,406,251
VCA Antech, Inc. (b)	503,055	12,666,925

		28,073,176

Health Care Services—2.20%
DaVita, Inc. (b)	182,779	15,629,432
Laboratory Corp. of America Holdings (b)	232,805	21,448,325
Quest Diagnostics Inc.	541,007	31,226,924

		68,304,681

Heavy Electrical Equipment—0.65%
Alstom S.A. (France)	342,747	20,266,115

Hypermarkets & Super Centers—1.43%
BJ’s Wholesale Club, Inc. (b)	910,851	44,467,746

Industrial Conglomerates—0.52%
Tyco International Ltd.	362,202	16,215,784

Industrial Machinery—1.50%
Parker Hannifin Corp.	262,060	24,811,841
SPX Corp.	275,631	21,882,345

		46,694,186

Insurance Brokers—1.37%
Marsh & McLennan Cos., Inc.	1,427,831	42,563,642

Investment Banking & Brokerage—0.45%
Charles Schwab Corp. (The)	775,500	13,982,265

Leisure Products—0.46%
Hasbro, Inc.	306,166	14,340,815

Life & Health Insurance—0.94%
Torchmark Corp.	437,421	29,079,748

Life Sciences Tools & Services—2.63%
Agilent Technologies, Inc. (b)	884,415	39,604,104
Techne Corp.	183,356	13,128,289
Waters Corp. (b)	332,190	28,867,311

		81,599,704

Managed Health Care—1.55%
Aetna Inc.	1,289,084	48,250,414

Marine—1.06%
Kirby Corp. (b)	574,814	32,931,094

Multi-Sector Holdings—0.14%
PICO Holdings, Inc. (b)	149,488	4,493,609

Office Services & Supplies—0.77%
Pitney Bowes Inc.	925,090	$23,765,562

Oil & Gas Equipment & Services—4.89%
Cal Dive International, Inc. (b)	2,383,876	16,639,454
Cameron International Corp. (b)	472,347	26,971,014
Dresser-Rand Group, Inc. (b)	745,925	39,996,499
ShawCor Ltd. (Canada)	814,727	30,639,450
Weatherford International Ltd. (b)	1,667,957	37,695,828

		151,942,245

Oil & Gas Exploration & Production—2.63%
Newfield Exploration Co. (b)	319,145	24,258,211
Southwestern Energy Co. (b)	1,334,713	57,352,618

		81,610,829

Oil & Gas Refining & Marketing—0.54%
Valero Energy Corp.	566,909	16,905,226

Oil & Gas Storage & Transportation—1.59%
Williams Cos., Inc. (The)	1,588,471	49,528,526

Paper Packaging—0.57%
Sealed Air Corp.	668,425	17,820,210

Personal Products—1.02%
Avon Products, Inc.	1,169,794	31,631,230

Pharmaceuticals—1.09%
Hospira, Inc. (b)	315,220	17,400,144
Teva Pharmaceutical Industries Ltd. -ADR (Israel)	325,439	16,327,275

		33,727,419

Property & Casualty Insurance—2.01%
Progressive Corp. (The)	2,950,554	62,345,206

Restaurants—0.89%
Darden Restaurants, Inc.	562,537	27,637,443

Semiconductor Equipment—0.38%
FormFactor Inc. (b)	1,140,737	11,749,591

Semiconductors—2.28%
Linear Technology Corp.	1,191,423	40,067,556
Microchip Technology Inc. (c)	425,723	16,181,731
Xilinx, Inc.	449,061	14,729,201

		70,978,488

Specialized Finance—0.60%
Moody’s Corp.	546,201	18,521,676

Specialty Chemicals—2.45%
International Flavors & Fragrances Inc.	663,481	41,334,866
See accompanying notes which are an integral part of this schedule.
Invesco Mid Cap Core Equity Fund

	Shares	Value

Specialty Chemicals—(continued)
Sigma-Aldrich Corp.	544,935	$34,679,664

		76,014,530

Systems Software—4.30%
CA, Inc.	1,861,262	45,005,315
Symantec Corp. (b)	4,769,015	88,417,538

		133,422,853

Thrifts & Mortgage Finance—1.45%
People’s United Financial Inc.	3,582,489	45,067,712

Trucking—1.12%
Con-way Inc.	884,651	34,757,938

Wireless Telecommunication Services—1.13%
MetroPCS Communications, Inc. (b)	2,164,472	35,151,025

Total Common Stocks & Other Equity Interests (Cost $2,128,306,316)		2,659,222,605

Money Market Funds—14.35%
Liquid Assets Portfolio — Institutional Class (d)	222,990,306	222,990,306
Premier Portfolio — Institutional Class (d)	222,990,306	222,990,306

Total Money Market Funds (Cost $445,980,612)		445,980,612

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—99.10% (Cost $2,574,286,928)		3,105,203,217

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds—0.91%
Liquid Assets Portfolio — Institutional Class (d)(e)
(Cost $28,249,115)	28,249,115	28,249,115

TOTAL INVESTMENTS—100.86% (Cost $2,602,536,043)		3,133,452,332

OTHER ASSETS LESS LIABILITIES—(0.86)%		(26,730,879)

NET ASSETS—100.00%		$3,106,721,453

Investment Abbreviations:
ADR — American Depositary Receipt
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at March 31, 2011.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco Mid Cap Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Mid Cap Core Equity Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
Invesco Mid Cap Core Equity Fund

     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Equity Securities	$3,111,080,115	$22,372,217	$—	$3,133,452,332

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2011 was $442,762,573 and $337,064,386, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$558,611,983

Aggregate unrealized (depreciation) of investment securities	(31,257,143)

Net unrealized appreciation of investment securities	$527,354,840

Cost of investments for tax purposes is $2,606,097,492.
Invesco Mid Cap Core Equity Fund

Invesco Small Cap Growth Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	SCG-QTR-1 03/11	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—96.93%

Advertising—0.58%
National CineMedia, Inc.	602,035	$11,239,993

Aerospace & Defense—2.36%
Hexcel Corp. (b)	652,338	12,844,535
TransDigm Group, Inc. (b)	396,304	33,222,165

		46,066,700

Air Freight & Logistics—1.43%
Forward Air Corp. (b)	395,401	12,111,133
Hub Group, Inc. -Class A (b)	435,923	15,776,053

		27,887,186

Apparel Retail—1.40%
DSW Inc. -Class A (b)(c)	337,351	13,480,546
Foot Locker, Inc.	703,963	13,882,150

		27,362,696

Apparel, Accessories & Luxury Goods—0.60%
Maidenform Brands, Inc. (b)	405,865	11,595,563

Application Software—9.22%
ANSYS, Inc. (b)	250,939	13,598,384
Aspen Technology, Inc. (b)	903,784	13,547,722
BroadSoft, Inc. (b)	234,500	11,183,305
Fair Isaac Corp.	428,300	13,538,563
Informatica Corp. (b)	554,299	28,951,037
Lawson Software, Inc. (b)	1,704,997	20,630,464
Manhattan Associates, Inc. (b)	64,150	2,098,988
NICE Systems Ltd. -ADR (Israel)(b)	410,268	15,155,300
Parametric Technology Corp. (b)	531,852	11,961,352
Quest Software, Inc. (b)	617,411	15,676,065
SolarWinds, Inc. (b)	432,572	10,148,139
SuccessFactors, Inc. (b)	591,393	23,117,552

		179,606,871

Asset Management & Custody Banks—0.96%
Affiliated Managers Group, Inc. (b)	170,191	18,613,790

Auto Parts & Equipment—1.80%
Tenneco Inc. (b)	342,795	14,551,648
TRW Automotive Holdings Corp. (b)	372,845	20,536,302

		35,087,950

Automotive Retail—0.80%
Group 1 Automotive, Inc. (c)	366,421	15,682,819

Biotechnology—1.79%
Acorda Therapeutics, Inc. (b)	367,367	8,522,914
BioMarin Pharmaceutical, Inc. (b)	540,773	13,589,626
United Therapeutics Corp. (b)	189,452	12,697,073

		34,809,613

Casinos & Gaming—1.35%
Penn National Gaming, Inc. (b)	450,443	16,693,417
WMS Industries Inc. (b)	274,379	9,699,298

		26,392,715

Coal & Consumable Fuels—0.64%
James River Coal Co. (b)(c)	515,853	12,468,167

Commodity Chemicals—0.42%
Calgon Carbon Corp. (b)	511,139	8,116,887

Communications Equipment—4.32%
Ciena Corp. (b)	551,307	14,311,930
Finisar Corp. (b)	607,883	14,953,922
Harmonic Inc. (b)	1,372,598	12,874,969
Netgear Inc. (b)	400,689	12,998,351
Polycom, Inc. (b)	559,180	28,993,483

		84,132,655

Construction & Farm Machinery & Heavy Trucks—3.20%
Lindsay Corp. (c)	168,943	13,349,876
Meritor, Inc. (b)	806,295	13,682,826
Terex Corp. (b)	406,606	15,060,686
Wabtec Corp.	297,904	20,206,829

		62,300,217

Data Processing & Outsourced Services—1.29%
Alliance Data Systems Corp. (b)	159,130	13,667,676
Global Payments Inc.	235,569	11,524,035

		25,191,711

Distributors—0.55%
Pool Corp.	444,933	10,727,335

Diversified Chemicals—0.74%
Olin Corp.	632,255	14,491,285

Electric Utilities—0.72%
ITC Holdings Corp.	200,380	14,006,562

Electrical Components & Equipment—1.80%
Regal-Beloit Corp.	272,370	20,109,077
Thomas & Betts Corp. (b)	251,929	14,982,218

		35,091,295

See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

	Shares	Value

Electronic Components—0.78%
Littelfuse, Inc.	264,927	$15,127,332

Electronic Equipment & Instruments—0.86%
Coherent, Inc. (b)	289,416	16,817,964

Environmental & Facilities Services—0.91%
Fuel Tech, Inc. (b)	594,394	5,290,107
Tetra Tech, Inc. (b)	500,006	12,345,148

		17,635,255

Fertilizers & Agricultural Chemicals—0.68%
Intrepid Potash, Inc. (b)	378,080	13,164,746

Footwear—0.74%
Steven Madden, Ltd. (b)	307,278	14,420,557

Gold—0.50%
Allied Nevada Gold Corp. (b)	122,426	4,343,674
Detour Gold Corp. (Canada)(b)	172,053	5,441,099

		9,784,773

Health Care Distributors—0.67%
PSS World Medical, Inc. (b)	484,022	13,141,197

Health Care Equipment—2.84%
Insulet Corp. (b)(c)	486,231	10,026,083
Masimo Corp.	430,764	14,258,288
Sirona Dental Systems, Inc. (b)	309,060	15,502,450
Zoll Medical Corp. (b)	347,476	15,570,400

		55,357,221

Health Care Facilities—1.25%
Health Management Associates, Inc. -Class A (b)	1,249,052	13,614,667
VCA Antech, Inc. (b)	428,409	10,787,338

		24,402,005

Health Care Services—1.48%
Chemed Corp.	249,029	16,587,822
MEDNAX, Inc. (b)	185,004	12,323,116

		28,910,938

Health Care Supplies—0.52%
Meridian Bioscience, Inc.	420,245	10,081,678

Health Care Technology—1.56%
Allscripts Healthcare Solutions, Inc. (b)	755,845	15,865,187
Quality Systems, Inc.	175,310	14,610,335

		30,475,522

Homefurnishing Retail—1.04%
Williams-Sonoma, Inc.	498,142	20,174,751

Hotels, Resorts & Cruise Lines—0.61%
Choice Hotels International, Inc.	303,850	11,804,572

Industrial Machinery—1.98%
Kaydon Corp.	281,276	11,023,206
Kennametal Inc.	332,917	12,983,763
Lincoln Electric Holdings, Inc.	191,054	14,504,820

		38,511,789

Insurance Brokers—0.48%
Brown & Brown, Inc.	365,482	9,429,436

Internet Software & Services—2.69%
Open Text Corp. (Canada)(b)(c)	248,756	15,502,474
ValueClick, Inc. (b)	935,953	13,533,880
VistaPrint N.V. (Netherlands)(b)	222,087	11,526,315
WebMD Health Corp. (b)	222,047	11,861,751

		52,424,420

Investment Banking & Brokerage—1.13%
Greenhill & Co., Inc.	154,666	10,175,476
Stifel Financial Corp. (b)	165,132	11,854,826

		22,030,302

Life Sciences Tools & Services—2.59%
Bruker Corp. (b)	685,175	14,285,899
PAREXEL International Corp. (b)	475,821	11,847,943
PerkinElmer, Inc.	487,145	12,797,299
Techne Corp.	160,900	11,520,440

		50,451,581

Metal & Glass Containers—0.90%
Greif, Inc. -Class A	268,009	17,530,469

Movies & Entertainment—0.41%
DreamWorks Animation SKG, Inc. -Class A (b)	288,507	8,058,001

Oil & Gas Drilling—0.78%
Patterson-UTI Energy, Inc.	519,437	15,266,253

Oil & Gas Equipment & Services—3.19%
Dresser-Rand Group, Inc. (b)	298,576	16,009,645
Dril-Quip, Inc. (b)	179,418	14,179,405
FMC Technologies, Inc. (b)	153,858	14,536,504
Lufkin Industries, Inc.	185,733	17,360,463

		62,086,017

Oil & Gas Exploration & Production—2.43%
Bill Barrett Corp. (b)	292,028	11,654,838
Carrizo Oil & Gas, Inc. (b)	384,256	14,190,574
SandRidge Energy, Inc. (b)	1,673,650	21,422,720

		47,268,132

See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

	Shares	Value

Oil & Gas Refining & Marketing—1.14%
Frontier Oil Corp.	757,468	$22,208,962

Packaged Foods & Meats—1.15%
Diamond Foods, Inc. (c)	233,554	13,032,313
Ralcorp Holdings, Inc. (b)	136,334	9,329,336

		22,361,649

Personal Products—0.60%
Nu Skin Enterprises, Inc. -Class A	408,610	11,747,538

Pharmaceuticals—2.57%
Medicis Pharmaceutical Corp. -Class A	438,808	14,059,408
Perrigo Co.	194,715	15,483,737
Valeant Pharmaceuticals International, Inc.	412,558	20,549,514

		50,092,659

Property & Casualty Insurance—0.69%
ProAssurance Corp. (b)	213,358	13,520,496

Regional Banks—2.10%
City National Corp.	204,156	11,647,100
Huntington Bancshares Inc.	1,789,263	11,880,706
SVB Financial Group (b)	304,611	17,341,504

		40,869,310

Research & Consulting Services—0.96%
CoStar Group Inc. (b)	298,766	18,726,653

Restaurants—2.77%
Buffalo Wild Wings Inc. (b)(c)	233,299	12,698,465
Darden Restaurants, Inc.	257,033	12,628,031
Jack in the Box Inc. (b)	544,916	12,358,695
P.F. Chang’s China Bistro, Inc.	352,038	16,260,635

		53,945,826

Security & Alarm Services—0.69%
Corrections Corp. of America (b)	551,548	13,457,771

Semiconductor Equipment—2.39%
Advanced Energy Industries, Inc. (b)	796,235	13,018,442
Cymer, Inc. (b)	281,537	15,929,363
Teradyne, Inc. (b)	993,238	17,689,569

		46,637,374

Semiconductors—4.15%
Hittite Microwave Corp. (b)	249,232	15,893,525
Microsemi Corp. (b)	754,903	15,634,041
ON Semiconductor Corp. (b)	1,234,723	12,186,716
Power Integrations, Inc.	273,988	10,501,960
Semtech Corp. (b)	556,341	13,919,652
Volterra Semiconductor Corp. (b)	511,215	12,693,468

		80,829,362

Specialized Consumer Services—1.24%
Weight Watchers International, Inc. (b)	345,369	24,210,367

Specialty Chemicals—0.85%
Rockwood Holdings, Inc. (b)	338,113	16,641,922

Specialty Stores—2.62%
Dick’s Sporting Goods, Inc. (b)	382,241	15,281,995
Tractor Supply Co.	353,854	21,181,700
Vitamin Shoppe, Inc. (b)	431,690	14,604,073

		51,067,768

Steel—0.54%
Carpenter Technology Corp.	245,490	10,484,878

Systems Software—2.43%
CommVault Systems, Inc. (b)	468,010	18,664,239
MICROS Systems, Inc. (b)	324,484	16,039,244
Websense, Inc. (b)	548,954	12,609,473

		47,312,956

Trading Companies & Distributors—1.37%
Watsco, Inc. (b)	155,471	10,837,883
WESCO International, Inc. (b)	253,994	15,874,625

		26,712,508

Trucking—0.79%
Knight Transportation, Inc.	794,970	15,303,172

Wireless Telecommunication Services—0.89%
SBA Communications Corp. -Class A (b)	434,718	17,249,610

Total Common Stocks & Other Equity Interests (Cost $1,301,374,742)		1,888,607,702

Money Market Funds—3.62%
Liquid Assets Portfolio — Institutional Class (d)	35,319,696	35,319,696
Premier Portfolio — Institutional Class (d)	35,319,696	35,319,696

Total Money Market Funds (Cost $70,639,392)		70,639,392

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—100.55% (Cost $1,372,014,134)		1,959,247,094

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds—1.57%
Liquid Assets Portfolio — Institutional Class (d)(e) (Cost $30,502,458)	30,502,458	30,502,458

See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

	Shares	Value

TOTAL INVESTMENTS—102.12% (Cost $1,402,516,592)		1,989,749,552

OTHER ASSETS LESS LIABILITIES—(2.12)%		(41,363,559)

NET ASSETS—100.00%		$1,948,385,993

Investment Abbreviations:

ADR	—American Depositary Receipt
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at March 31, 2011.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Small Cap Growth Fund

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
Invesco Small Cap Growth Fund

E.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
               The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
               During the three months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,989,749,552	$—	$—	$1,989,749,552
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2011 was $140,069,672 and $133,373,421, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Invesco Small Cap Growth Fund

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$604,427,199
Aggregate unrealized (depreciation) of investment securities	(17,654,231)

Net unrealized appreciation of investment securities	$586,772,968

Cost of investments for tax purposes is $1,402,976,584.
Invesco Small Cap Growth Fund

Invesco Van Kampen Harbor Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	VK-HAR-QTR-1 03/11	Invesco Advisers, Inc.

Schedule of Investments
March 31, 2011
(Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Convertible Corporate Obligations 78.5%
	Advertising 0.8%
$2,580	Interpublic Group of Cos., Inc.	4.250%	03/15/23	$2,960,550

	Aerospace & Defense 0.6%
2,100	AAR Corp.	1.750	02/01/26	2,370,375

	Alternative Carriers 1.3%
1,022	Level 3 Communications, Inc.	6.500	10/01/16	1,501,063
2,800	Time Warner Telecom, Inc.	2.375	04/01/26	3,342,500

				4,843,563

	Apparel Retail 0.6%
2,733	Charming Shoppes, Inc.	1.125	05/01/14	2,370,877

	Application Software 2.5%
1,692	Cadence Design Systems, Inc. (a)	2.625	06/01/15	2,423,790
1,320	Concur Technologies, Inc. (a)	2.500	04/15/15	1,645,050
974	Mentor Graphics Corp. (a)	4.000	04/01/31	1,000,990
2,323	Nuance Communications, Inc.	2.750	08/15/27	2,924,076
643	Salesforce.com, Inc. (a)	0.750	01/15/15	1,077,025

				9,070,931

	Asset Management & Custody Banks 1.6%
1,496	Affiliated Managers Group, Inc.	3.950	08/15/38	1,763,410
1,910	Ares Capital Corp. (a)	5.750	02/01/16	2,046,087
1,863	Janus Capital Group, Inc.	3.250	07/15/14	2,244,915

				6,054,412

	Auto Parts & Equipment 0.4%
538	BorgWarner, Inc.	3.500	04/15/12	1,318,100

	Automobile Manufacturers 0.5%
1,021	Ford Motor Co.	4.250	11/15/16	1,855,667

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Harbor Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Automotive Retail 0.9%
$2,503	Sonic Automotive, Inc.	5.000%	10/01/29	$3,300,831

	Biotechnology 6.1%
488	Alexion Pharmaceuticals, Inc.	1.375	02/01/12	3,062,200
1,619	BioMarin Pharmaceuticals, Inc.	1.875	04/23/17	2,199,816
2,980	Cephalon, Inc.	2.500	05/01/14	3,572,275
2,700	Dendreon Corp.	2.785	01/15/16	2,855,250
4,011	Gilead Sciences, Inc. (a)	1.625	05/01/16	4,662,787
1,385	Incyte Corp., Ltd.	4.750	10/01/15	2,780,388
817	Isis Pharmaceuticals, Inc.	2.625	02/15/27	791,469
2,440	Theravance, Inc.	3.000	01/15/15	2,790,750

				22,714,935

	Brewers 0.7%
2,200	Molson Coors Brewing Co.	2.500	07/30/13	2,565,750

	Broadcasting 0.8%
3,000	Central European Media Enterprises, Ltd. (Bermuda) (a)	3.500	03/15/13	2,880,000

	Cable & Satellite 1.8%
2,650	Virgin Media, Inc.	6.500	11/15/16	4,501,688
1,610	XM Satellite Radio, Inc. (a)	7.000	12/01/14	2,141,300

				6,642,988

	Casinos & Gaming 1.5%
2,628	International Game Technology	3.250	05/01/14	3,028,770
2,425	MGM Resorts International (a)	4.250	04/15/15	2,567,469

				5,596,239

	Coal & Consumable Fuels 2.3%
1,400	Alpha Natural Resources, Inc.	2.375	04/15/15	1,911,000
2,000	James River Coal Co. (a)	3.125	03/15/18	2,115,300
1,600	Massey Energy Co.	3.250	08/01/15	1,818,000
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Harbor Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Coal & Consumable Fuels (continued)
$2,016	Peabody Energy Corp.	4.750%	12/15/66	$2,681,280

				8,525,580

	Communications Equipment 2.3%
3,010	Arris Group, Inc.	2.000	11/15/26	3,262,087
2,450	Ciena Corp. (a)	4.000	03/15/15	3,601,500
640	Ixia (a)	3.000	12/15/15	708,000
1,100	Powerwave Technologies, Inc.	3.875	10/01/27	1,064,250

				8,635,837

	Computer Storage & Peripherals 2.9%
2,750	EMC Corp.	1.750	12/01/11	4,565,000
1,180	EMC Corp.	1.750	12/01/13	2,017,800
1,500	NetApp, Inc.	1.750	06/01/13	2,386,875
1,853	Quantum Corp. (a)	3.500	11/15/15	1,825,205

				10,794,880

	Construction & Farm Machinery & Heavy Trucks 2.2%
2,150	Meritor, Inc. (b)	4.625	03/01/26	2,426,812
1,000	Greenbrier Cos, Inc. (a)	3.500	04/01/18	1,041,200
1,100	Terex Corp.	4.000	06/01/15	2,626,250
690	Titan International, Inc. (a)	5.625	01/15/17	1,939,763

				8,034,025

	Construction Materials 1.1%
1,055	Cemex SAB de CV (Mexico) (a)	3.250	03/15/16	1,087,969
2,960	Cemex SAB de CV (Mexico)	4.875	03/15/15	3,034,000

				4,121,969

	Data Processing & Outsourced Services 1.0%
3,015	Alliance Data Systems Corp.	1.750	08/01/13	3,644,381

	Department Stores 0.8%
2,895	Saks, Inc.	2.000	03/15/24	3,075,938

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Harbor Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Electrical Components & Equipment 1.1%
$2,029	EnerSys (b)	3.375%	06/01/38	$2,533,714
1,140	General Cable Corp. (b)	4.500	11/15/29	1,597,425

				4,131,139

	Electronic Manufacturing Services 0.5%
1,250	TTM Technologies, Inc.	3.250	05/15/15	1,721,875

	Footwear 0.4%
1,600	Iconix Brand Group, Inc.	1.875	06/30/12	1,626,000

	Gold 0.4%
1,130	Newmont Mining Corp.	3.000	02/15/12	1,389,900

	Health Care Equipment 4.3%
1,400	HeartWare International, Inc.	3.500	12/15/17	1,583,750
2,400	Hologic, Inc. (b)	2.000	12/15/37	2,931,000
1,365	Insulet Corp.	5.375	06/15/13	1,649,944
1,861	Kinetic Concepts, Inc. (a)	3.250	04/15/15	2,323,924
2,800	NuVasive, Inc.	2.250	03/15/13	2,761,500
2,220	Teleflex, Inc.	3.875	08/01/17	2,511,375
2,080	Volcano Corp.	2.875	09/01/15	2,324,400

				16,085,893

	Health Care Facilities 0.9%
3,100	LifePoint Hospitals, Inc.	3.500	05/15/14	3,317,000

	Health Care Services 1.6%
3,350	Chemed Corp.	1.875	05/15/14	3,513,312
1,850	Omnicare, Inc.	3.750	12/15/25	2,393,438

				5,906,750

	Homebuilding 0.8%
2,560	Lennar Corp. (a)	2.750	12/15/20	2,793,600

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Harbor Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Hotels, Resorts & Cruise Lines 0.9%
$640	Gaylord Entertainment Co. (a)	3.750%	10/01/14	$914,400
2,490	Home Inns & Hotels Management, Inc. (Cayman Islands) (a)	2.000	12/15/15	2,552,250

				3,466,650

	Industrial Machinery 0.6%
1,900	Altra Holdings, Inc. (a)	2.750	03/01/31	2,071,000

	Industrial REIT’s 0.9%
2,800	ProLogis	3.250	03/15/15	3,300,500

	Internet Retail 0.8%
1,600	Priceline.com, Inc. (a)	1.250	03/15/15	2,824,000

	Internet Software & Services 3.6%
3,260	Digital River, Inc. (a)	2.000	11/01/30	3,414,850
2,300	Equinix, Inc.	3.000	10/15/14	2,495,500
1,650	GSI Commerce, Inc.	2.500	06/01/27	1,864,500
1,706	RightNow Technologies, Inc. (a)	2.500	11/15/30	2,072,790
2,830	VeriSign, Inc.	3.250	08/15/37	3,424,300

				13,271,940

	Investment Banking & Brokerage 1.5%
1,311	Jefferies Group, Inc.	3.875	11/01/29	1,368,356
1,500	Knight Capital Group, Inc.	3.500	03/15/15	1,481,250
2,200	MF Global Holdings, Ltd.	9.000	06/20/38	2,637,250

				5,486,856

	IT Consulting & Other Services 0.6%
1,750	CACI International, Inc.	2.125	05/01/14	2,200,625

	Life & Health Insurance 0.4%
1,095	American Equity Investment Life Holding Co. (a)	3.500	09/15/15	1,335,900

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Harbor Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Life Sciences Tools & Services 0.4%
$1,330	Invitrogen Corp.	1.500%	02/15/24	$1,549,450

	Managed Health Care 0.3%
660	AMERIGROUP Corp.	2.000	05/15/12	1,016,400

	Marine 0.4%
1,450	DryShips, Inc. (Marshall Islands)	5.000	12/01/14	1,459,062

	Metal & Glass Containers 0.6%
2,240	Owens-Brockway Glass Container, Inc. (a)	3.000	06/01/15	2,282,000

	Movies & Entertainment 0.4%
1,400	Liberty Media LLC	3.125	03/30/23	1,669,500

	Oil & Gas Equipment & Services 0.9%
3,105	SESI LLC (b)	1.500	12/15/26	3,306,825

	Oil & Gas Exploration & Production 1.5%
3,700	Chesapeake Energy Corp.	2.500	05/15/37	4,037,625
1,100	St Mary Land & Exploration Co.	3.500	04/01/27	1,579,875

				5,617,500

	Packaged Foods & Meats 0.7%
2,200	Smithfield Foods, Inc.	4.000	06/30/13	2,777,500

	Pharmaceuticals 4.0%
2,900	Endo Pharmaceuticals Holdings, Inc.	1.750	04/15/15	4,096,250
1,400	Mylan Labs, Inc.	1.250	03/15/12	1,548,750
2,800	Nektar Therapeutics	3.250	09/28/12	2,835,000
3,000	Salix Pharmaceuticals, Ltd.	2.750	05/15/15	3,243,750
2,450	Viropharma, Inc.	2.000	03/15/17	3,123,750

				14,847,500

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Harbor Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Semiconductors 6.1%
$1,085	Advanced Micro Devices, Inc.	5.750%	08/15/12	$1,125,687
1,521	Advanced Micro Devices, Inc.	6.000	05/01/15	1,576,136
2,300	Intel Corp.	2.950	12/15/35	2,377,625
750	Intel Corp. (a)	2.950	12/15/35	775,312
1,950	Linear Technology Corp.	3.000	05/01/27	2,103,563
4,100	Micron Technology, Inc.	1.875	06/01/14	4,479,250
2,600	ON Semiconductor Corp. (a)	2.625	12/15/26	3,074,500
2,464	Photronics, Inc. (a)	3.250	04/01/16	2,821,083
1,385	SunPower Corp.	4.750	04/15/14	1,443,863
1,000	Suntech Power Holdings Co., Ltd. (Cayman Islands)	3.000	03/15/13	923,750
1,330	Xilinx, Inc. (a)	2.625	06/15/17	1,675,800

				22,376,569

	Specialized Consumer Services 0.3%
700	Sotheby’s	3.125	06/15/13	1,154,125

	Specialized REIT’s 0.5%
1,369	Rayonier TRS Holdings, Inc. (a)	4.500	08/15/15	1,851,573

	Steel 1.8%
1,448	Allegheny Technologies, Inc.	4.250	06/01/14	2,553,910
1,050	ArcelorMittal (Luxembourg)	5.000	05/15/14	1,527,750
1,900	Steel Dynamics, Inc.	5.125	06/15/14	2,441,500

				6,523,160

	Systems Software 2.6%
1,400	Microsoft Corp. (a)	*	06/15/13	1,468,250
2,100	Rovi Corp.	2.625	02/15/40	2,790,375
2,900	Symantec Corp.	1.000	06/15/13	3,512,625
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Harbor Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Systems Software (continued)
$1,831	TeleCommunication Systems, Inc. (a)	4.500%	11/01/14	$1,732,584

				9,503,834

	Technology Distributors 1.2%
1,950	Anixter International, Inc.	1.000	02/15/13	2,457,000
1,440	SYNNEX Corp.	4.000	05/15/18	1,861,200

				4,318,200

	Trading Companies & Distributors 1.4%
1,393	Kaman Corp. (a)	3.250	11/15/17	1,718,614
1,065	United Rentals, Inc.	4.000	11/15/15	3,302,831

				5,021,445

	Trucking 1.0%
2,720	Avis Budget Group, Inc.	3.500	10/01/14	3,597,200

	Wireless Telecommunication Services 2.4%
2,700	Clearwire Communications LLC/Clearwire Finance, Inc. (a)	8.250	12/01/40	2,986,875
1,400	Leap Wireless International, Inc.	4.500	07/15/14	1,358,000
4,045	SBA Communications Corp.	1.875	05/01/13	4,631,525

				8,976,400

	Total Convertible Corporate Obligations 78.5%			290,155,699

Description	Shares	Value

Convertible Preferred Stocks 16.7%
Asset Management & Custody Banks 0.5%
AMG Capital Trust II, 5.150%	41,000	1,809,125

Automobile Manufacturers 0.8%
General Motors Co, 4.750%.	61,950	2,985,990

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Harbor Fund

Description	Shares	Value

Diversified Banks 0.9%
Wells Fargo & Co., Class A, 7.500%	3,275	$3,390,280

Diversified Capital Markets 0.7%
UBS AG (Switzerland), 9.375%	95,200	2,713,200

Diversified Metals & Mining 0.9%
Molycorp, Inc., 5.500%	29,500	3,320,815

Electric Utilities 1.8%
NextEra Energy, Inc., 8.375%	69,700	3,590,595
PPL Corp., 9.500%	60,000	3,194,400

		6,784,995

Health Care Facilities 0.5%
HealthSouth Corp., Ser A, 6.500%	1,830	1,928,820

Health Care Services 0.7%
Omnicare Capital Trust II, 4.000%	57,833	2,602,485

Household Appliances 1.0%
Stanley Black & Decker, Inc., 4.750%	30,200	3,616,148

IT Consulting & Other Services 0.7%
Unisys Corp., 6.250%	28,500	2,565,000

Life & Health Insurance 1.1%
MetLife, Inc., 5.000% (c)	45,573	3,866,869

Multi-Line Insurance 0.4%
Hartford Financial Services Group, Inc., 7.250%	58,160	1,516,813

Oil & Gas Exploration & Production 0.8%
Apache Corp., 6.000%	38,500	2,728,110

Other Diversified Financial Services 1.0%
Citigroup, Inc., 7.500%	29,600	3,744,400

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Harbor Fund

Description	Shares	Value

Packaged Foods & Meats 0.9%
Dole Food Co. Inc., 7.000% (a)(c)	252,600	$3,279,859

Regional Banks 1.0%
Wintrust Financial Corp., 7.500%	62,800	3,706,456

Research & Consulting Services 1.0%
Nielsen Holdings NV (Netherlands), 6.250%	6,435,000	3,675,994

Trucking 1.2%
Swift Mandatory Common Exchange Security Trust (a), 6.000%	304,700	4,316,076

Wireless Telecommunication Services 0.8%
Crown Castle International Corp., 6.250%	50,000	3,043,750

Total Convertible Preferred Stocks 16.7%		61,595,185

Common Stocks 2.3%
Oil & Gas Storage & Transportation 1.0%
El Paso Corp.	196,935	3,544,830

Railroads 0.6%
Kansas City Southern (c)	42,999	2,341,295

Regional Banks 0.7%
Synovus Financial Corp.	103,400	2,388,540

Total Common Stocks 2.3%		8,274,665

Total Long-Term Investments 97.5% (Cost $300,904,594)		360,025,549

Money Market Funds 0.5%
Liquid Assets Portfolio-Institutional Class (d)	987,889	987,889
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Harbor Fund

Description	Shares	Value

Money Market Funds (continued)
Premier Portfolio-Institutional Class (d)	987,890	$987,890

Total Money Market Funds 0.5% (Cost $1,975,779)		1,975,779

Total Investments 98.0% (Cost $302,880,373)		362,001,328

Other Assets in Excess of Liabilities 2.0%		7,472,857

Net Assets 100.0%		$369,474,185

Percentages are calculated as a percentage of net assets.
Investment Abbreviations:
REIT — Real Estate Investment Trust
Notes to Schedule of Investments:

*	Zero coupon bond

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2011 was $81,048,675, which represented 21.94% of the Fund’s net assets.

(b)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date.

(c)	Non-income producing security.

(d)	The money market and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Harbor Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A. Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity
Invesco Van Kampen Harbor Fund

securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of
Invesco Van Kampen Harbor Fund

foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Convertible Corporate Obligations	$—	$290,155,699	$—	$290,155,699
Equity Securities	41,216,754	30,628,875	—	71,845,629

Total Investments	$41,216,754	$320,784,574	$—	$362,001,328

Invesco Van Kampen Harbor Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2011 was $76,928,091 and $46,767,330, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$59,341,509
Aggregate unrealized (depreciation) of investment securities	(1,459,377)

Net unrealized appreciation of investment securities	$57,882,132

Cost of investments for tax purposes is $304,119,196.
NOTE 4 — Subsequent Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Convertible Securities Fund (the “Acquiring Fund”).
          The Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization was consummated on May 23, 2011. Upon closing of the reorganization, shareholders of the Fund received a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund liquidated and ceased operations.
Invesco Van Kampen Harbor Fund

Invesco Van Kampen Leaders Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	VK-LEA-QTR-1 03/11	Invesco Advisers, Inc.

Schedule of Investments
March 31, 2011
(Unaudited)

	Number of
Description	Shares	Value

Investment Companies (a) 100.2%
Invesco Van Kampen Comstock Fund, Institutional Class	4,208,035	$69,979,630
Invesco Van Kampen Equity and Income Fund, Institutional Class	7,819,734	69,986,621
Invesco Van Kampen International Growth Fund, Institutional Class (b)	4,019,210	70,215,591

Total Long Term Investments 100.2% (Cost $191,834,538)		210,181,842

Money Market Funds (a) 0.2%
Liquid Assets Portfolio-Institutional Class	194,794	194,794
Premier Portfolio-Institutional Class	194,794	194,794

Total Money Market Funds 0.2% (Cost $389,588)		389,588

Total Investments 100.4% (Cost $192,224,126)		210,571,430

Other Assets Less Liabilities (0.4%)		(856,322)

Net Assets 100.0%		$209,715,108

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by having the same investment adviser.

(b)	The Fund does not invest in affiliated underlying funds for the purpose of exercising management or control.
     At March 31, 2011, the Fund held the following position, which exceeded 5% of the affiliated underlying fund’s shares outstanding:

Affiliated Underlying Fund	Percent of Shares Held

Invesco Van Kampen International Growth Fund, Institutional Class	8.04%
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Leaders Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities are valued in accordance with valuation policy of such fund. The policies of underlying funds affiliated with the funds as a result of having the same investment advisor are set forth below.

Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing serviceare valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to
Invesco Van Kampen Leaders Fund

sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from ordinary gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
               The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
               During the three months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$210,571,430	$—	$—	$210,571,430
NOTE 3 — Investment Securities
Invesco Van Kampen Leaders Fund

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended March 31, 2011 was $2,704,983 and $11,852,817, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$16,788,230
Aggregate unrealized (depreciation) of investment securities	0

Net unrealized appreciation of investment securities	$16,788,230

Cost of investments for tax purposes is $193,783,200.
NOTE 4 — Investments in Other Affiliates
The Fund and the mutual funds below have the same investment adviser and therefore are considered to be affiliated. The following is a summary of the transactions in and earnings from investments in affiliated mutual funds for the three months ended March 31, 2011.

				Change in
				Unrealized
	Value	Purchases at	Proceeds from	Appreciation	Realized	Value	Dividend
	12/31/2010	Cost	Sales	(Depreciation)	Gain (Loss)	3/31/2011	Income

Invesco Van Kampen Comstock Fund, Institutional Class	$71,675,136	$287,646	$6,021,685	$4,890,802	$(852,269)	$69,979,630	$287,646
Invesco Van Kampen Equity and Income Fund, Institutional Class	70,076,342	382,281	3,397,427	2,980,032	(54,607)	69,986,621	382,281
Invesco Van Kampen International Growth Fund, Institutional Class	68,168,076	2,035,056	2,433,705	2,797,729	(351,565)	70,215,591	0
Liquid Assets Portfolio, Institutional Class	35,035	3,834,949	3,675,190	0	0	194,794	101
Premier Portfolio, Institutional Class	35,035	3,834,949	3,675,190	0	0	194,794	58

Total	$209,989,624	$10,374,881	$19,203,197	$10,668,563	$(1,258,441)	$210,571,430	$670,086

Invesco Van Kampen Leaders Fund

Invesco Van Kampen Real Estate
Securities Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	VK-RES-QTR-1 03/11	Invesco Advisers, Inc.

Schedule of Investments
March 31, 2011
(Unaudited)

	Number of
Description	Shares	Value

Real Estate Investment Trusts, Common Stocks & Other Equity Interests 98.5%
Apartments 16.4%
AvalonBay Communities, Inc. -REIT	122,142	$14,666,811
BRE Properties, Inc. -REIT	97,400	4,595,332
Camden Property Trust -REIT	181,123	10,291,409
Equity Residential -REIT	267,127	15,068,634
Essex Property Trust, Inc. -REIT	94,120	11,670,880
Mid-America Apartment Communities, Inc. -REIT	26,700	1,714,140

		58,007,206

Developers 0.2%
Evergrande Real Estate Group, Ltd. (Cayman Islands)	191,000	104,867
Multiplan Empreendimentos Imobiliarios SA (Brazil)	28,300	585,015

		689,882

Diversified 8.5%
Broadreach Capital Partners Realty I, L.P. (Acquired 05/29/03 to 05/29/08, Cost $1,045,351) (a)(b)(c)	—	295,741
Digital Realty Trust, Inc. -REIT	131,477	7,644,073
Kenedix Realty Investment Corp. -REIT (Japan)	41	167,456
Vornado Realty Trust -REIT	247,988	21,698,950
Wharf Holdings, Ltd. (Hong Kong)	23,000	158,635

		29,964,855

Healthcare 10.1%
HCP, Inc. -REIT	204,000	7,739,760
Health Care, Inc. -REIT	296,897	15,569,279
Nationwide Health Properties, Inc. -REIT	143,150	6,088,169
Ventas, Inc. -REIT	116,970	6,351,471

		35,748,679

Industrial/Office: Industrial 7.7%
AMB Property Corp. -REIT	214,200	7,704,774
Cabot Industrial Value Fund, II, L.P. (Acquired 11/10/05 to 05/12/09, Cost $3,266,500) (a)(b)(c)	—	2,102,374
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Real Estate Securities Fund

	Number of
Description	Shares	Value

Industrial/Office: Industrial (continued)
Exeter Industrial Value Fund, L.P. (Acquired 11/06/07 to 03/09/11, Cost $3,825,000) (a)(b)(c)	—	$2,238,264
Global Logistic Properties, Ltd. (Singapore) (c)	352,000	522,205
Keystone Industrial Fund, L.P. (Acquired 3/27/06 to 11/11/09 Cost $2,848,568) (a)(b)(c)	—	1,306,067
KTR Industrial Fund, II, L.P. (Acquired 01/08/09 to 03/15/11, Cost $2,268,750) (a)(c)	—	2,249,999
ProLogis -REIT	683,721	10,925,861

		27,049,544

Industrial/Office: Mixed 1.4%
Duke Realty Corp. -REIT	270,452	3,789,033
PS Business Parks, Inc. -REIT	21,380	1,238,757

		5,027,790

Industrial/Office: Office 13.0%
Alexandria Real Estate Equities, Inc. -REIT	79,600	6,206,412
Boston Properties, Inc. -REIT	134,051	12,714,737
Broadreach Capital Partners Realty II, L.P. (Acquired 10/02/06 to 01/04/11, Cost $4,546,429) (a)(c)	—	1,216,665
Douglas Emmett, Inc. -REIT	180,900	3,391,875
Highwoods Properties, Inc. -REIT	168,000	5,881,680
Kilroy Realty Corp. -REIT	96,570	3,749,813
Nippon Building Fund, Inc. -REIT	20	194,001
SL Green Realty Corp. -REIT	166,600	12,528,320

		45,883,503

Lodging/Resorts 7.7%
DiamondRock Hospitality Co. -REIT	388,853	4,343,488
Hersha Hospitality Trust, Class A -REIT	304,200	1,806,948
Host Hotels & Resorts, Inc. -REIT	914,442	16,103,324
Intercontinental Hotels Group PLC (United Kingdom)	70,438	1,445,654
LaSalle Hotel Properties -REIT	21,107	569,889
Invesco Van Kampen Real Estate Securities Fund

	Number of
Description	Shares	Value

Lodging/Resorts (continued)
Starwood Hotels & Resorts Worldwide, Inc.	49,484	$2,876,010

		27,145,313

Regional Malls 13.9%
CFS Retail Property Trust —REIT (Australia)	178,813	340,318
General Growth Properties, Inc. -REIT	281,700	4,360,716
Macerich Co. -REIT	259,941	12,874,878
Simon Property Group, Inc. -REIT	295,853	31,703,607

		49,279,519

Self Storage Facilities 3.6%
Big Yellow Group PLC -REIT (United Kingdom)	53,651	284,623
Extra Space Storage, Inc. -REIT	249,775	5,172,840
Public Storage -REIT	39,992	4,435,513
Sovran Self Storage, Inc. -REIT	76,082	3,009,043

		12,902,019

Shopping Centers 8.7%
Acadia Realty Trust -REIT	169,801	3,212,635
Developers Diversified Realty Corp. -REIT	179,600	2,514,400
Kimco Realty Corp. -REIT	712,100	13,059,914
Regency Centers Corp. -REIT	225,987	9,825,915
Retail Opportunity Investments Corp. -REIT	198,791	2,174,773

		30,787,637

Specialty Properties 0.1%
Unite Group PLC (United Kingdom)	69,425	240,563

Timber 7.2%
Plum Creek Timber Co., Inc. -REIT	226,500	9,877,665
Rayonier, Inc. -REIT	122,300	7,620,513
Weyerhaeuser Co. -REIT	324,169	7,974,558

		25,472,736

Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests 98.5%		348,199,246

Preferred Stocks 0.1%
Diversified 0.1%
DuPont Fabros Technology, Inc., Series A 7.875%	14,000	$350,700

Invesco Van Kampen Real Estate Securities Fund

	Principal
	Amount	Value

Commercial Mortgage Backed Obligations 0.4%
Banc of America Large Loan, Inc., Series 2005-MIB1, Class C, Floating Rate Pass Through Ctfs., 0.57%, 03/15/22 (d)(e)	$700,000	$668,548
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-TF2A, Class J, Floating Rate Pass Through Ctfs., 1.21%, 11/15/19 (d)(e)	700,000	680,158

Total Commercial Mortgage Backed Obligations 0.4%		1,348,706

Total Long-Term Investments 100.1% (Cost $277,218,304)		349,898,652

	Number of
	Shares	Value

Money Market Funds 1.1%
Liquid Assets Portfolio-Institutional Class (f)	1,909,000	$1,909,000
Premier Portfolio-Institutional Class (f)	1,909,000	1,909,000

Total Money Market Funds 1.1% (Cost $3,818,000)		3,818,000

Total Investments 100.1% (Cost $281,036,304)		353,716,652

Foreign Currency 0.00% (Cost $5)		5

Other Assets Less Liabilities (0.1%)		(459,770)

Net Assets 100.0%		$353,256,887

Notes to Schedule of Investments:
(a)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 2.7% of net assets.
Invesco Van Kampen Real Estate Securities Fund

(b)	Non-income producing security.

(c)	Security has been deemed illiquid.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2011.

(e)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser.
Investment Abbreviations:
Ctfs. — Certificates
REIT — Real Estate Investment Trust
Invesco Van Kampen Real Estate Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit
Invesco Van Kampen Real Estate Securities Fund

risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Van Kampen Real Estate Securities Fund

     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
     The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include
Invesco Van Kampen Real Estate Securities Fund

the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
     The Fund concentrates its assets in the real estate industry, an investment in the fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of
Invesco Van Kampen Real Estate Securities Fund

securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs
Invesco Van Kampen Real Estate Securities Fund

may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$339,500,514	$3,458,322	$9,409,110	$352,367,946
Commercial Mortgage Backed Securities	—	1,348,706	—	1,348,706

Total Investments	$339,500,514	$4,807,028	$9,409,110	$353,716,652

During the three months ended March 31, 2011, the reconciliation of investment securities at fair value on a recurring basis using unobservable inputs (Level 3) is presented as follows:

Investment
Securities

Beginning Balance (1/1/2011)	$8,162,855

Net purchases	1,334,148

Net transfers in and/or out Level 3	—

Realized gain	—

Unrealized appreciation/ (depreciation)	(87,893)

Ending Balance (3/31/2011)	$9,409,110

Invesco Van Kampen Real Estate Securities Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2011 was $116,279,552 and $129,851,247 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$74,298,580
Aggregate unrealized (depreciation) of investment securities	(8,663,961)

Net unrealized appreciation of investment securities	$65,634,619

Cost of investments for tax purposes is $288,082,033.
NOTE 4 — Subsequent Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Real Estate Fund (the “Acquiring Fund”).
          The Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization was consummated on May 2, 2011. Upon closing of the reorganization, shareholders of the Fund received a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund liquidated and ceased operations.
Invesco Van Kampen Real Estate Securities Fund

Invesco Van Kampen U.S. Mortgage Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	VK-USM-QTR-1 03/11	Invesco Advisers, Inc.

Schedule of Investments
March 31, 2011
(Unaudited)

	Principal
	Amount	Value

U.S. Government Sponsored Mortgage-Backed Securities—107.21%

Collateralized Mortgage Obligations—9.49%

Fannie Mae Grantor Trust, 7.50%, 01/19/39(a)	$854,744	$958,202
Fannie Mae Interest STRIPS,
6.50%, 10/01/24	886,038	157,695
8.00%, 05/01/30	2,415,489	559,922
7.50%, 01/01/32	831,266	156,745
Fannie Mae REMICs,
4.50%, 07/25/19 to 11/25/23	36,561,095	7,634,993
8.00%, 08/18/27 to 09/18/27	2,894,504	637,231
6.00%, 08/25/32 to 05/25/33	1,177,471	146,015
7.00%, 09/25/32 to 05/25/33	4,044,877	1,805,090
6.58%, 06/25/39(a)	3,040,152	3,449,715
Freddie Mac REMICs,
4.38%, 05/15/17	8,435,603	8,679,620
4.16%, 07/15/17	9,556,032	9,829,540
3.77%, 09/15/17	8,580,176	8,838,216
3.84%, 09/15/17	8,551,274	8,819,001
3.75%, 10/15/18	3,855,865	4,012,774
8.00%, 06/01/31	3,836,517	919,681
Ginnie Mae REMICs,
4.50%, 10/20/33	1,786,562	1,889,925

		58,494,365

Federal Home Loan Mortgage Corp. (FHLMC)—31.41%

Pass Through Ctfs.,
6.50%, 07/01/14 to 08/01/33	1,840,740	2,067,919
8.50%, 01/01/17 to 08/01/31	1,240,425	1,456,384
5.00%, 10/01/18 to 06/01/40	58,270,117	61,101,737
7.50%, 01/01/20 to 05/01/35	1,253,035	1,452,493
6.00%, 03/01/29 to 09/01/38	20,244,530	22,031,536
8.00%, 08/01/32	665,560	787,643
5.50%, 01/01/36 to 11/01/37	22,520,645	24,111,586
6.07%, 02/01/37(a)	1,284,841	1,360,085
5.71%, 03/01/37(a)	2,030,501	2,147,947
5.51%, 05/01/37(a)	2,606,265	2,776,781
5.48%, 01/01/38(a)	1,503,107	1,600,337
4.50%, 05/01/38	9,471,358	9,709,883
3.34%, 03/01/41(a)	3,000,000	3,089,255
Pass Through Ctfs., TBA,
6.00%, 05/01/24(b)	4,625,000	5,009,453
4.50%, 10/01/27(b)	54,225,000	54,835,031

		193,538,070

Federal National Mortgage Association (FNMA)—62.04%

Pass Through Ctfs.,
6.00%, 07/01/12 to 05/01/40	28,875,963	31,507,765
7.00%, 05/01/13 to 07/01/34	1,111,952	1,277,702
6.50%, 11/01/13 to 11/01/38	17,686,273	19,991,011
8.50%, 08/01/14 to 10/01/32	1,871,865	2,155,340
7.50%, 04/01/15 to 08/01/37	2,039,156	2,359,555
13.00%, 06/01/15	71,817	83,786
4.50%, 05/01/19 to 01/01/40	31,236,624	32,748,551
8.00%, 07/01/20 to 04/01/33	1,724,069	2,014,067
5.00%, 03/01/22 to 03/01/39	36,454,164	38,537,945
5.50%, 11/01/22 to 11/01/38	108,377,044	116,540,792
9.50%, 04/01/30	318,355	384,030
3.06%, 03/01/36(a)	13,071,167	13,721,885
5.67%, 03/01/38(a)	862,060	915,604
5.63%, 03/01/41	2,201,317	2,414,837
Pass Through Ctfs., TBA,
4.00%, 09/01/12 to 06/01/28(b)	59,000,000	58,878,428
5.00%, 02/01/25(b)	6,800,000	7,114,500
4.50%, 09/01/27(b)	50,775,000	51,687,376

		382,333,174

Government National Mortgage Association (GNMA)—4.27%

Pass Through Ctfs.,
13.00%, 09/15/13 to 05/15/15	7,985	8,077
12.25%, 02/15/15 to 06/15/15	15,432	15,577
9.00%, 11/15/15 to 08/15/24	1,578,579	1,807,877
9.50%, 02/15/16 to 09/15/22	941,528	1,059,826
8.00%, 05/15/16 to 12/15/21	939,075	1,058,776
8.50%, 02/20/17	3,979	4,517
7.00%, 08/15/22 to 01/15/29	859,461	991,862
6.50%, 04/15/26 to 11/15/28	413,378	468,224
6.00%, 01/15/28 to 04/20/29	1,920,820	2,120,332
5.50%, 05/15/33 to 10/15/34	3,675,187	4,007,078
Pass Through Ctfs., TBA,
4.50%, 02/01/28(b)	14,300,000	14,753,582

		26,295,728

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $646,497,276)		660,661,337

Asset-Backed Securities—19.00%

Collateralized Mortgage Obligations—18.18%

American Home Mortgage Investment Trust, Series 2005-1, Class 7A1, Floating Rate Pass Through Ctfs., 2.43%, 06/25/45(a)	3,355,854	3,186,657

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen U.S. Mortgage Fund

	Principal
	Amount	Value

Collateralized Mortgage Obligations—(continued)

Bear Stearns Commercial Mortgage Securities,
Series 2006-T22, Class AJ, Variable Rate Pass Through Ctfs., 5.70%, 04/12/38(a)	$6,500,000	$6,393,514
Series 2006-T24, Class AM, Variable Rate Pass Through Ctfs., 5.57%, 10/12/41(a)	5,000,000	5,124,877
Series 2007-T26, Class A4, Variable Rate Pass Through Ctfs., 5.47%, 01/12/45(a)	4,500,000	4,836,592
Bear Stearns Mortgage Funding Trust, Series 2006-AR2, Class 1A1, Floating Rate Pass Through Ctfs., 0.41%, 09/25/46(a)	178,769	111,603
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, Variable Rate Pass Through Ctfs., 2.38%, 08/25/34(a)	1,446,351	1,474,651
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, Variable Rate Pass Through Ctfs., 5.40%, 07/15/44(a)	5,000,000	5,293,679
Commercial Mortgage Asset Trust, Series 1999-C1, Class A4, Variable Rate Pass Through Ctfs., 6.98%, 01/17/32(a)	6,000,000	6,284,437
Commercial Mortgage Pass Through Certificates,
Series 2005-C6, Class A5B, Variable Rate Pass Through Ctfs., 5.17%, 06/10/44(a)	5,172,000	5,409,771
Series 2007-C9, Class A4, Variable Rate Pass Through Ctfs., 6.01%, 12/10/49(a)	2,875,000	3,123,908
Series 2007-FL14, Class A1, Floating Rate Pass Through Ctfs., 0.31%, 06/15/22(a)(c)	4,228,513	4,112,312
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-29, Class 1A1, Floating Rate Pass Through Ctfs., 0.75%, 02/25/35(a)	1,055,916	903,632
Credit Suisse Mortgage Capital Certificates, Series 2010-6R, Class 1A1, Pass Through Ctfs., 5.50%, 02/27/37(c)	1,119,501	1,158,684
DBUBS Mortgage Trust, Series 2011-LC1A, Class C, Variable Rate Pass Through Ctfs., 5.73%, 01/01/21(a)(c)	2,000,000	2,006,820
GE Capital Commercial Mortgage Corp., Series 2004-C2, Class A4, Pass Through Ctfs., 4.89%, 03/10/40	800,000	846,858
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4, Variable Rate Pass Through Ctfs., 5.55%, 04/10/38(a)	1,830,000	1,964,742
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9, Class A3, Pass Through Ctfs., 5.34%, 05/15/47	2,200,000	2,306,401
Series 2010-C1, Class A1, Pass Through Ctfs., 3.85%, 06/15/43(c)	9,838,593	10,077,179
La Hipotecaria S.A., Series 2010-1 GA, Class A, Floating Rate Pass Through Ctfs., 3.50%, 09/08/39(a)(c)	6,651,983	6,819,322
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class AM, Variable Rate Pass Through Ctfs., 6.10%, 06/15/38(a)	5,000,000	5,321,526
Luminent Mortgage Trust, Series 2006-1, Class A1, Floating Rate Pass Through Ctfs., 0.45%, 04/25/36(a)	143,368	83,099
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-1, Class AM, Variable Rate Pass Through Ctfs., 5.66%, 02/12/39(a)	7,245,000	7,594,476
Series 2006-2, Class AM, Variable Rate Pass Through Ctfs., 6.10%, 06/12/46(a)	2,500,000	2,641,537
MLCC Mortgage Investors, Inc.,
Series 2004-A, Class A2, Floating Rate Pass Through Ctfs., 0.71%, 04/25/29(a)	437,976	412,939
Series 2005-A, Class A1, Floating Rate Pass Through Ctfs., 0.44%, 03/25/30(a)	2,871,210	2,631,004
RBSCF Trust, Series 2010-RR3, Class MS4A, Variable Rate Pass Through Ctfs., 4.97%, 08/16/14(a)(c)	6,000,000	6,304,396
RBSSP Resecuritization Trust, Series 2010-1, Class 2A1, Variable Rate Pass Through Ctfs., 2.41%, 07/26/45(a)(c)	5,249,978	5,165,897
Residential Accredit Loans, Inc., Series 2006-QO2, Class A2, Floating Rate Pass Through Ctfs., 0.48%, 02/25/46(a)	98,804	41,491
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-13, Class A2, Floating Rate Pass Through Ctfs., 0.51%, 09/25/34(a)	1,084,116	885,538
Series 2004-6, Class 3A2, Variable Rate Pass Through Ctfs., 2.57%, 06/25/34(a)	2,166,154	2,052,002
Structured Asset Mortgage Investments, Inc., Series 2005-AR2, Class 2A1, Floating Rate Pass Through Ctfs., 0.44%, 05/25/45(a)	2,892,048	1,975,056
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A3, Pass Through Ctfs., 4.79%, 04/15/42	5,000,000	5,166,965
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen U.S. Mortgage Fund

	Principal
	Amount	Value

Collateralized Mortgage Obligations—(continued)

WaMu Mortgage Pass Through Certificates, Series 2003-AR7, Class A7, Floating Rate Pass Through Ctfs., 2.67%, 08/25/33(a)	$324,796	$325,400

		112,036,965

Credit Cards—0.82%

GE Capital Credit Card Master Note Trust, Series 2010-3, Class A, Pass Through Ctfs., 2.21%, 06/15/16	5,000,000	5,082,524

Total Asset-Backed Securities (Cost $114,428,068)		117,119,489

U.S. Treasury Securities—1.72%

U.S. Treasury Notes—1.72%

2.00%, 01/31/16	5,000,000	4,964,062
3.25%, 12/31/16(d)	5,400,000	5,613,469

Total U.S. Treasury Securities (Cost $10,344,400)		10,577,531

	Shares	Value

Money Market Funds—0.92%

Government & Agency Portfolio — Institutional Class (Cost $5,696,027) (e)	5,696,027	5,696,027

TOTAL INVESTMENTS—128.85% (Cost $776,965,771)		794,054,384

OTHER ASSETS LESS LIABILITIES—(28.85)%		(177,797,525)

NET ASSETS—100.00%		$616,256,859

Investment Abbreviations:

Ctfs.	—	Certificates

REMICS	—	Real Estate Mortgage Investment Conduits

STRIPS	—	Separately Traded Registered Interest and Principal Security

TBA	—	To Be Announced

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2011.

(b)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1E.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of these securities at March 31, 2011 represented 5.78% of the Fund’s Net Assets.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen U.S. Mortgage Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board
Invesco Van Kampen U.S. Mortgage Fund

of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

E.	Dollar Roll and Forward Commitment Transactions — The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced (“TBA”) basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.
     In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a “fee” or a “drop”. “Fee” income which is agreed upon amongst the parties at the commencement of the dollar roll and the “drop” which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested
Invesco Van Kampen U.S. Mortgage Fund

in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.
     Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.
     At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.
     Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.
     Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund’s overall interest rate exposure.
F.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

G.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities,
Invesco Van Kampen U.S. Mortgage Fund

interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

U.S. Government Sponsored Mortgage-Backed Securities	$—	$660,661,337	$—	$660,661,337
Asset-Backed Securities	—	117,119,489	—	117,119,489
United States Treasury Securities	—	10,577,531	—	10,577,531
Equity Securities	5,696,027	—	—	5,696,027

	$5,696,027	$788,358,357	$—	$794,054,384
Futures*	(24,808)	—	—	(24,808)

Total Investments	$5,671,219	$788,358,357	$—	$794,029,576

*	Unrealized appreciation (depreciation).
NOTE 3 — Derivative Investments

Open Futures Contracts
			Notional	Unrealized
	Number of	Month/	Value	Appreciation
Contract	Contracts	Commitment	3/31/11	(Depreciation)

U.S Treasury 10 Year Notes	4	June 2011/Long	$476,125	$1,115
U.S. Long Bonds	101	June 2011/Long	12,138,938	140,358
Subtotal			$12,615,063	$141,473
U.S. Treasury 2 Year Notes	102	June 2011/Short	(22,248,750)	(3,933)
U.S. Treasury 5 Year Notes	683	June 2011/Short	(79,766,930)	(162,348)
Subtotal			$(102,015,680)	$(166,281)

Total			$(89,400,617)	$(24,808)

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2011 was $51,438,982 and $87,831,195, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $9,775,424 and $14,698,495. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$18,594,146
Aggregate unrealized (depreciation) of investment securities	(1,545,367)

Net unrealized appreciation of investment securities	$17,048,779

Cost of investments for tax purposes is $777,005,605.
Invesco Van Kampen U.S. Mortgage Fund

Item 2.	Controls and Procedures.
(a)	As of March 21, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 21, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Growth Series (Invesco Growth Series)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: May 27, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: May 27, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: May 27, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.